SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


Post-Effective Amendment No.                5        (File No. 33-57731)     [x]
                                        ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.              6       (File No. 811-07247)             [x]
                               ---------

                        (Check appropriate box or boxes)

                         APL VARIABLE ANNUITY ACCOUNT 1
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                           (Exact Name of Registrant)

                    American Partners Life Insurance Company
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                               (Name of Depositor)

80 South 8th Street, P.O. Box 59197, Minneapolis, MN             55459-0197
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(Address of Depositor's Principal Executive Offices)             (Zip Code)

Depositor's Telephone Number, including Area Code                (612) 671-3678
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          Mary Ellyn Minenko, IDS Tower 10, Minneapolis, MN 55440-0010
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on April 30, 1999  pursuant  to  paragraph  (b) of Rule 485
[ ] 60 days after  filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

 PRIVILEGED ASSETS-REGISTERED TRADEMARK- SELECT ANNUITY
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Prospectus

April 30, 1999

Individual flexible premium deferred combination fixed/variable annuity.

 APL VARIABLE ANNUITY ACCOUNT 1
--------------------------------------------------------------------------------
Issued by: American Partners Life Insurance Company
           (American Partners Life)
           80 South Eighth Street
           P.O. Box 59197
           Minneapolis, MN 55459-0197
           Telephone: 1-800-AXP-SERV
           (1-800-297-7378)

This prospectus contains information that you should know before investing. You also will receive the following prospectuses:

- American Century Variable Portfolios, Inc.,

- IDS Life Retirement Annuity Mutual Funds,

- INVESCO Variable Investment Funds, Inc.,

- Janus Aspen Series, and

- Warburg Pincus Trust -- Post-Venture Capital Portfolio.

Please read the prospectuses carefully and keep them for future reference. This contract is available for qualified and nonqualified retirement plans.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the Securities and Exchange Commission (SEC), and is available without charge by contacting American Partners Life at the telephone number above or by completing and sending the order form on page 31 of this prospectus. The table of contents of the SAI is on page 30 of this prospectus.

                                       1
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                          Privileged Assets-Registered Trademark- Select Annuity

 TABLE OF CONTENTS
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
Key Terms..................................................    3
The Contract in Brief......................................    4
Expense Summary............................................    5
Condensed Financial Information (Unaudited)................    7
Financial Statements.......................................   10
Performance Information....................................   10
The Variable Account.......................................   11
The Funds..................................................   12
The Fixed Account..........................................   14
Buying Your Contract.......................................   14
Charges....................................................   17
Valuing Your Investment....................................   18
Making the Most of Your Contract...........................   20
Surrenders.................................................   23
Changing Ownership.........................................   23
Benefits in Case of Death..................................   24
The Annuity Payout Period..................................   24
Taxes......................................................   26
Voting Rights..............................................   28
Substitution of Investments................................   28
About the Service Providers................................   29
Year 2000..................................................   29
Table of Contents of the Statement of Additional
Information................................................   30

                                       2
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
 KEY TERMS
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These terms can help you understand details about your contract.

ACCUMULATION UNIT -- A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT -- The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS -- An amount paid at regular intervals under one of several plans.

ANNUITY START DATE -- The date when annuity payouts are scheduled to begin. This date is established when you start your contract. You can change it in the future.

BENEFICIARY -- The person you designate to receive annuity benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

CLOSE OF BUSINESS -- When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT VALUE -- The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR -- A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT -- An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS -- Mutual funds and/or portfolios that are investment options under your contract, each with a different investment objective. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR) -- The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she controls the contract.

QUALIFIED ANNUITY -- A contract that you purchase for one of the following retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs), including rollovers from qualified plans

- Simplified Employee Pension (SEP) plans

All other contracts are considered NONQUALIFIED ANNUITIES.

SURRENDER VALUE -- The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE -- Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT -- Consists of separate subaccounts to which you may allocate purchase payments; each subaccount invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

                                       3
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                          Privileged Assets-Registered Trademark- Select Annuity

 THE CONTRACT IN BRIEF
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PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more investments (purchase payments) that may earn returns that increase the value of the contract. The contract provides lifetime or other forms of payouts beginning at a specified date (the retirement date). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to an existing annuity.

FREE LOOK PERIOD: You may return your contract for a refund within 10 days after you receive it. (If the law requires, we will extend your free look period; see your contract for details). You must invest the portion of the purchase payment you allocate to the variable account in the IDS Life Moneyshare subaccount for the period we estimate or calculate your free look right to be in existence (generally 15 days after the contract date or 25 days if you are replacing an existing annuity).

If you choose not to keep your contract, return it to us within the free look period. We will cancel the contract and we promptly will refund the greater of
(1) your purchase payment without investment earnings, or (2) your contract value plus any amount we deducted from your payment prior to allocation to the variable account or the fixed account.

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the annuity start date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 11)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 14)

BUYING YOUR CONTRACT: You can purchase a contract by submitting a complete application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. You must make an initial lump-sum purchase payment. You have the option of making additional purchase payments in the future.

- Minimum purchase payment -- $2,000 ($1,000 for qualified annuities) unless you pay in installments by means of a bank authorization at a rate of $100/month or more or other payment plan acceptable to us.

- Minimum additional purchase payment -- $100.

- Maximum first-year purchase payments -- $50,000 to $1,000,000 depending on your age.

- Maximum purchase payment for each subsequent year -- $50,000. (p. 14)

TRANSFERS: Subject to certain restrictions you currently may redistribute your money among the subaccounts and fixed account without charge at any time until annuity payouts begin. You may establish automated transfers among the fixed account and subaccounts. (p. 21)

SURRENDERS: You may surrender all or part of your contract value at any time before the annuity start date. You may also establish systematic surrenders. There is no surrender charge. Surrenders may be taxable (and include a 10% IRS penalty if made prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 23)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 23)

                                       4
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
BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary the greater of the contract value or total purchase payments made less partial surrenders. (p. 24)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the annuity start date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet requirements of the qualified plan. Payouts will be made on a fixed basis. (p. 24)

TAXES: Generally, your contract grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 26)

CHARGES:

- $30 annual contract administrative charge;

- 1.00% mortality and expense risk fee;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when you make a full surrender or when annuity payouts begin); and

- expenses of the funds.

 EXPENSE SUMMARY
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The purpose of this table is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that you bear directly or indirectly for the subaccounts and funds below. Some expenses may vary as we explain under "Charges."

ANNUAL CONTRACT OWNER EXPENSES:
  SURRENDER CHARGE                             0%

  CONTRACT ADMINISTRATIVE CHARGE*              $30

ANNUAL SUBACCOUNT EXPENSES (as a percentage of
average daily net assets of the subaccounts):
  MORTALITY AND EXPENSE RISK FEE               1%

  * If total purchase payments (less partial surrenders) is at least $10,000 we will waive the charge.

                                       5
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                          Privileged Assets-Registered Trademark- Select Annuity

ANNUAL OPERATING EXPENSES OF THE FUNDS (as a percentage of average daily net assets):

                             AMERICAN       AMERICAN      IDS LIFE      IDS LIFE       IDS LIFE          IDS
                             CENTURY        CENTURY      AGGRESSIVE     CAPITAL      INTERNATIONAL      LIFE
                            VP CAPITAL         VP          GROWTH       RESOURCE        EQUITY         MANAGED
                           APPRECIATION      VALUE          FUND          FUND           FUND           FUND
--------------------------------------------------------------------------------------------------------------
Management fees                 1.00%          1.00%          .59%          .59%           .83%           .59%
Other expenses                    --             --           .09           .07            .15            .04
--------------------------------------------------------------------------------------------------------------
Total                           1.00%(1)       1.00%(1)       .68%(2)       .66%(2)        .98%(2)        .63%(2)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

                                                                                                   WARBURG PINCUS
                                                                                                    TRUST - POST-
                                                                                                       VENTURE
                                                       INVESCO                     JANUS ASPEN         CAPITAL
                                          IDS LIFE     VIF --      JANUS ASPEN       SERIES           PORTFOLIO
                            IDS LIFE      SPECIAL      EQUITY        SERIES         WORLDWIDE      (AFTER WAIVERS
                           MONEYSHARE      INCOME      INCOME        GROWTH          GROWTH            AND/OR
                              FUND          FUND        FUND        PORTFOLIO       PORTFOLIO      REIMBURSEMENTS)
------------------------------------------------------------------------------------------------------------------
Management fees                 .50%        .60%          .75%          .65%            .65%             1.08%
Other expenses                  .06         .07           .18           .03             .07               .32
------------------------------------------------------------------------------------------------------------------
Total                           .56%(2)     .67%(2)       .93%(3)       .68%(4)         .72%(4)          1.40%(5)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

(1)  Operating expenses of the funds at Dec. 31, 1998.
(2)  Annualized operating expenses of funds at Dec. 31, 1998.
(3) Certain expenses of each Fund are being voluntarily absorbed by INVESCO. Accordingly, without such waivers, "Other Expenses" and "Total" that would have been incurred for the fiscal year ended December 31, 1998 would be 0.42% and 1.17% respectively.
(4) The figures given above are based on gross expenses before expense offset arrangements, if any, during 1998, for these funds. As of the date of this prospectus, certain fees are being reduced by the respective investment managers or service providers for certain of the funds, in each case on a voluntary basis. Without such reductions, the "Management fees", "Other expenses" and "Total" that would have been incurred for the last completed fiscal year would be: 0.67%, 0.07%, 0.74%, respectively for Janus Aspen Series Worlwide Growth Portfolio and 0.72%, 0.03%, and 0.75%, respectively, for Janus Aspen Series Growth Portfolio. See the Portfolio's prospectuses for a discussion of fee waiver and expense reimbursements.
(5) Absent the waiver of fees by the Portfolio's investment advisor and co-administrator, Management Fees would equal 1.25%, Other Expenses would equal .45%, and Total portfolio operating expenses would equal 1.70%. Management fees, Other expenses and Total operating expenses for the Portfolio is based on actual expenses for the fiscal year ending Dec. 31, 1998. Fee waivers and expense reimbursements may be discontinued at any time.

EXAMPLE: * You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and selection of an annuity payout plan at the end of each time period:

                             AMERICAN        AMERICAN      IDS LIFE       IDS LIFE         IDS LIFE
                              CENTURY        CENTURY      AGGRESSIVE       CAPITAL      INTERNATIONAL       IDS LIFE
                            VP CAPITAL          VP          GROWTH        RESOURCE          EQUITY          MANAGED
                           APPRECIATION       VALUE          FUND           FUND             FUND             FUND
---------------------------------------------------------------------------------------------------------------------
 1 Year                       $ 21.30        $ 21.30        $ 18.02        $ 17.81          $ 21.09        $ 17.51
 3 Years                        65.75          65.75          55.81          55.18            65.13          54.25
 5 Years                       112.79         112.79          96.05          94.99           111.75          93.41
10 Years                       242.72         242.72         208.47         206.29           240.61         203.02

                                                         INVESCO                       JANUS ASPEN      WARBURG PINCUS
                                           IDS LIFE       VIF --      JANUS ASPEN         SERIES         TRUST - POST-
                            IDS LIFE        SPECIAL       EQUITY         SERIES         WORLDWIDE           VENTURE
                           MONEYSHARE       INCOME        INCOME         GROWTH           GROWTH            CAPITAL
                              FUND           FUND          FUND        PORTFOLIO        PORTFOLIO          PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
 1 Year                      $ 16.79        $ 17.92      $ 20.58         $ 18.02          $ 18.43           $ 25.40
 3 Years                       52.06          55.49        63.58           55.81            57.05             78.09
 5 Years                       89.71          95.52       109.15           96.05            98.15            133.40
10 Years                      195.34         207.38       235.32          208.47           212.81            284.04

* In this example, the $30 contract administrative charge is approximated as a 0.078% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds.

YOU SHOULD NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                       6
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
 CONDENSED FINANCIAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
The following table gives per-unit information about the financial history of each subaccount.

YEAR ENDED DEC. 31,                                                                    1998   1997   1996   1995
SUBACCOUNT CGR(1) (INVESTING IN SHARES OF AMERICAN CENTURY VP
CAPITAL APPRECIATION)
Accumulation unit value at beginning of period.......................................  $0.93  $0.97  $1.00     --
Accumulation unit value at end of period.............................................  $0.90  $0.93  $0.97     --
Number of accumulation units outstanding at end of period (000 omitted)..............    303    256    156     --
Ratio of operating expense to average net assets.....................................  1.00%  1.00%  1.00%     --
SUBACCOUNT CVL(2) (INVESTING IN SHARES OF AMERICAN CENTURY VP VALUE)
Accumulation unit value at beginning of period.......................................  $1.40  $1.12  $1.00     --
Accumulation unit value at end of period.............................................  $1.45  $1.40  $1.12     --
Number of accumulation units outstanding at end of period (000 omitted)..............    410    224      9     --
Ratio of operating expense to average net assets.....................................  1.00%  1.00%  1.00%     --
SUBACCOUNT CAG(3) (INVESTING IN SHARES OF IDS LIFE AGGRESSIVE GROWTH FUND)
Accumulation unit value at beginning of period.......................................  $1.28  $1.15  $0.99  $1.00
Accumulation unit value at end of period.............................................  $1.30  $1.28  $1.15  $0.99
Number of accumulation units outstanding at end of period (000 omitted)..............    694    452    269    101
Ratio of operating expense to average net assets.....................................  1.00%  1.00%  1.00%  $1.00
SUBACCOUNT CCR(3) (INVESTING IN SHARES OF IDS LIFE CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period.......................................  $1.36  $1.11  $1.03  $1.00
Accumulation unit value at end of period.............................................  $1.67  $1.36  $1.11  $1.03
Number of accumulation units outstanding at end of period (000 omitted)..............    738    421    197     --
Ratio of operating expense to average net assets.....................................  1.00%  1.00%  1.00%     --
SUBACCOUNT CIE(3) (INVESTING IN SHARES OF IDS LIFE INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period.......................................  $1.15  $1.13  $1.04  $1.00
Accumulation unit value at end of period.............................................  $1.32  $1.15  $1.13  $1.04
Number of accumulation units outstanding at end of period (000 omitted)..............    178    153     75     --
Ratio of operating expense to average net assets.....................................  1.00%  1.00%  1.00%     --

                                       7
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                          Privileged Assets-Registered Trademark- Select Annuity

YEAR ENDED DEC. 31,                                                                    1998   1997   1996   1995
SUBACCOUNT CMG(3) (INVESTING IN SHARES OF IDS LIFE MANAGED FUND)
Accumulation unit value at beginning of period.......................................  $1.40  $1.19  $1.02  $1.00
Accumulation unit value at end of period.............................................  $1.61  $1.40  $1.19  $1.02
Number of accumulation units outstanding at end of period (000 omitted)..............    745    584     98     49
Ratio of operating expense to average net assets.....................................  1.00%  1.00%  1.00%  1.00%
SUBACCOUNT CMS(3) (INVESTING IN SHARES OF IDS LIFE MONEYSHARE FUND)
Accumulation unit value at beginning of period.......................................  $1.09  $1.04  $1.00  $1.00
Accumulation unit value at end of period.............................................  $1.13  $1.09  $1.04  $1.00
Number of accumulation units outstanding at end of period (000 omitted)..............    977    151    501  2,292
Ratio of operating expense to average net assets.....................................  1.00%  1.00%  1.00%  1.00%
Simple yield(5)......................................................................  3.68%  4.13%  3.77%     --
Compound yield(5)....................................................................  3.75%  4.22%  3.85%     --
SUBACCOUNT CSI(3) (INVESTING IN SHARES OF IDS LIFE SPECIAL INCOME FUND)
Accumulation unit value at beginning of period.......................................  $1.17  $1.09  $1.02  $1.00
Accumulation unit value at end of period.............................................  $1.18  $1.17  $1.09  $1.02
Number of accumulation units outstanding at end of period (000 omitted)..............    339    206     63     49
Ratio of operating expense to average net assets.....................................  1.00%  1.00%  1.00%  1.00%
SUBACCOUNT CII(4) (INVESTING IN SHARES OF INVESCO VIF -- EQUITY INCOME FUND)
Accumulation unit value at beginning of period.......................................  $1.61  $1.28  $1.05  $1.00
Accumulation unit value at end of period.............................................  $1.84  $1.61  $1.28  $1.05
Number of accumulation units outstanding at end of period (000 omitted)..............  1,205    791    131     --
Ratio of operating expense to average net assets.....................................  1.00%  1.00%  1.00%     --
SUBACCOUNT CSG(2) (INVESTING IN SHARES OF JANUS ASPEN SERIES GROWTH PORTFOLIO)
Accumulation unit value at beginning of period.......................................  $1.30  $1.07  $1.00     --
Accumulation unit value at end of period.............................................  $1.75  $1.30  $1.07     --
Number of accumulation units outstanding at end of period (000 omitted)..............  1,631  1,020     45     --
Ratio of operating expense to average net assets.....................................  1.00%  1.00%  1.00%     --

                                       8
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

YEAR ENDED DEC. 31,                                                                    1998   1997   1996   1995
SUBACCOUNT CWG(1) (INVESTING IN SHARES OF JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO)
Accumulation unit value at beginning of period.......................................  $1.53  $1.26  $1.00     --
Accumulation unit value at end of period.............................................  $1.95  $1.53  $1.26     --
Number of accumulation units outstanding at end of period (000 omitted)..............  2,190  1,908    295     --
Ratio of operating expense to average net assets.....................................  1.00%  1.00%  1.00%     --
SUBACCOUNT CVC(2) (INVESTING IN SHARES OF WARBURG PINCUS TRUST--POST-VENTURE CAPITAL PORTFOLIO)
Accumulation unit value at beginning of period.......................................  $1.09  $0.98  $1.00     --
Accumulation unit value at end of period.............................................  $1.15  $1.09  $0.98     --
Number of accumulation units outstanding at end of period (000 omitted)..............    290    231     42     --
Ratio of operating expense to average net assets.....................................  1.00%  1.00%  1.00%     --

(1)  For the period Jan. 29, 1996 (commencement of operations) to Dec. 31, 1996.
(2)  For the period Sept. 3, 1996 (commencement of operations) to Dec. 31, 1996.
(3) For the period Nov. 10, 1995 (commencement of operations) to Dec. 31, 1995. CCR and CIE subaccounts had no activity in this period.
(4) For the period Nov. 13, 1995 (commencement of operations) to Dec. 31, 1995. CII subaccount had no activity in this period.
(5) Net of annual contract administrative charge and mortality and expense risk fee.

                                       9
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                          Privileged Assets-Registered Trademark- Select Annuity

 FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

 PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the contract existed at that time. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Total return figures reflect deduction of all applicable charges, including:

- the contract administrative charge, and

- mortality and expense risk fee.

Total return quotations may be shown by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and 10 years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return will be higher than average annual total return because it is not averaged.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

                                       10
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
 THE VARIABLE ACCOUNT
--------------------------------------------------------------------------------
You may allocate payments to any or all the subaccounts of the variable account that invest in shares of the following funds:

SUBACCOUNT                                          INVESTING IN:
CGR                                                 American Century VP Capital Appreciation
CVL                                                 American Century VP Value
CAG                                                 IDS Life Aggressive Growth Fund
CCR                                                 IDS Life Capital Resource Fund
CIE                                                 IDS Life International Equity Fund
CMG                                                 IDS Life Managed Fund
CMS                                                 IDS Life Moneyshare Fund
CSI                                                 IDS Life Special Income Fund
CII                                                 INVESCO VIF -- Equity Income Fund
CSG                                                 Janus Aspen Series Growth Portfolio
CWG                                                 Janus Aspen Series Worldwide Growth Portfolio
CVC                                                 Warburg Pincus Trust -- Post-Venture Capital
                                                    Portfolio

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business.

The U.S. Treasury and the Internal Revenue Service (IRS) indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that each contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The variable account was established under Arizona law on Feb. 9, 1995 and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. The obligations arising under the contracts are general obligations of American Partners Life.

                                       11
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                          Privileged Assets-Registered Trademark- Select Annuity

 THE FUNDS
--------------------------------------------------------------------------------
AMERICAN CENTURY VP CAPITAL APPRECIATION
Objective: capital growth. Invests primarily in common stocks that are considered by management to have better-than-average prospects for appreciation.

AMERICAN CENTURY VP VALUE
Objective: long-term capital growth, with income as a secondary objective. Invests primarily in securities that management believes to be undervalued at the time of purchase.

IDS LIFE AGGRESSIVE GROWTH FUND
Objective: capital appreciation. Invests primarily in common stocks of small-and medium-size companies.

IDS LIFE CAPITAL RESOURCE FUND
Objective: capital appreciation. Invests primarily in U.S. common stocks.

IDS LIFE INTERNATIONAL EQUITY FUND
Objective: capital appreciation. Invests primarily in common stock of foreign issuers.

IDS LIFE MANAGED FUND
Objective: maximum total investment return through a combination of capital growth and current income. Invests primarily in stocks, convertible securities, bonds and money market instruments.

IDS LIFE MONEYSHARE FUND
Objective: maximum current income consistent with liquidity and conservation of capital. Invests in money market securities.

IDS LIFE SPECIAL INCOME FUND
Objective: high level of current income while conserving the value of the investment for the longest time period. Invests primarily in investment-grade bonds.

INVESCO VIF -- EQUITY INCOME FUND
Objective: high current income, with growth of capital as a secondary objective. The Fund normally invests at least 65% of its assets in dividend-paying common and preferred stocks, although in recent years that percentage has been somewhat higher. Stocks held by the Fund generally are expected to produce a relatively high level of income and a consistent, stable return. Although it focuses on the stocks of larger companies with a strong record of paying dividends, the Fund also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to stocks that can be traded easily in the United States; it may, however, invest in foreign securities in the form of American Depository Receipts (ADRs). The rest of the Fund's assets are invested in debt securities, generally corporate bonds that are rated investment grade or better. The Fund also may invest up to 15% of its assets in lower-grade debt securities commonly known as "junk bonds," which generally offer higher interest rates, but are riskier investment grade securities.

                                       12
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
JANUS ASPEN SERIES GROWTH PORTFOLIO
Objective: long-term growth of capital in a manner consistent with the preservation of capital. Invests primarily in common stocks, with an emphasis on companies with larger market capitalizations.

JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO
Objective: long-term growth of capital in a manner consistent with the preservation of capital. Invests primarily in common stocks of foreign and domestic issuers.

WARBURG PINCUS TRUST -- POST-VENTURE CAPITAL PORTFOLIO
Objective: long-term growth of capital. Invests primarily in equity securities of issuers in their post-venture capital stage of development.

The investment objectives and policies of some of the funds are similar to the investment objectives and policies of other mutual funds that the investment advisor or its affiliates manage. Although the objectives and policies may be similar, each fund will have its own portfolio holdings and its own fees and expenses. Accordingly, each fund will have its own investment results.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and qualified plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or qualified plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and qualified plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and qualified plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and qualified plan accounts.

The IRS issued final regulations relating to the diversification requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended (the
Code). Each fund intends to comply with these requirements.

The investment advisors or managers for the funds are as follows:

- American Century Variable Portfolios, Inc. -- American Century Investment Management, Inc.

- IDS Life Retirement Annuity Mutual Funds -- IDS Life. AEFC is the investment advisor for the IDS Life Retirement Annuity Mutual Funds. American Express Asset Management International, Inc., a wholly-owned subsidiary of AEFC, is the sub-investment advisor for IDS Life International Equity Fund.

- INVESCO VIF -- Equity Income Fund -- INVESCO Funds Group, Inc.

- Janus Aspen Series Portfolios -- Janus Capital Corporation.

- Warburg Pincus Trust -- Warburg Pincus Asset Management, Inc.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on first page of this prospectus.

                                       13
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                          Privileged Assets-Registered Trademark- Select Annuity

 THE FIXED ACCOUNT
--------------------------------------------------------------------------------
You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. We may change the interest rates from time to time at our discretion.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

 BUYING YOUR CONTRACT
--------------------------------------------------------------------------------
Our representative can help you prepare and submit your application. Alternatively, you may ask us for the forms and prepare them yourself. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy.

When you apply, you may select:

- the fixed account and/or subaccounts in which you want to invest;

- how you want to make purchase payments;

- the date you want to start receiving annuity payouts (the annuity start); and

- a beneficiary.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

THE ANNUITY START DATE
Annuity payouts are to begin on the annuity start date. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES, the annuity start date must be:

- no earlier than the 60th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or before the 10th contract anniversary, if purchased after age 75. (In Pennsylvania, the annuity start date must be no later than the annuitant's 85th birthday.)

                                       14
--------------------------------------------------------------------------------

FOR QUALIFIED ANNUITIES, to avoid IRS penalty taxes, the annuity start date generally must be:

- on or after the date the annuitant reaches age 59 1/2; and

- for qualified annuities by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2.)

If you take the minimum IRA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the 10th contract anniversary, if later. (In Pennsylvania, annuity payouts must start no later than the annuitant's 85th birthday.)

BENEFICIARY
If death benefits become payable before the annuity start date (while the contract is in force and before annuity payouts begin), we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENT AMOUNTS

MINIMUM PURCHASE PAYMENTS

IF SINGLE PURCHASE PAYMENT:
 Nonqualified:                     $2,000
 Qualified:                        $1,000

IF INSTALLMENT PURCHASE PAYMENTS:
-Minimum installment purchase payments: $100 monthly; $50.00 biweekly
Installments must total at least $1,000 in the first year.*

  * If you do not make any purchase payments for the most recent 24 months, and your previous payments total $1,000 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.

MINIMUM ADDITIONAL PURCHASE PAYMENTS: $100

MAXIMUM FIRST-YEAR PURCHASE PAYMENTS:

This maximum is based on your age or the age of the annuitant (whomever is older) on the effective date of the contract.


 Up to age 75                                             $1 million
 76 to 85                                                 $500,000
 86 to 90                                                 $50,000

MAXIMUM PURCHASE PAYMENT FOR EACH SUBSEQUENT YEAR**:      $50,000

 ** These limits apply in total to all American Partners Life annuities you own. We reserve the right to increase maximum limits or reduce age limits. For qualified annuities the qualified plan's or the Code's limits on annual contributions also apply.

                                       15
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                          Privileged Assets-Registered Trademark- Select Annuity

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

Send your check along with your name and contract number to:

REGULAR MAIL:

American Partners Life Insurance Company
80 South Eighth Street
I8/Unit 1751
P.O. Box 59197
Minneapolis, MN 55459-0197

EXPRESS MAIL:

American Partners Life Insurance Company
733 Marquette Ave
I8/Unit 1751
Minneapolis, MN 55402

2 BY SCHEDULED PAYMENT PLAN

Through:

- a bank authorization.

3 OTHER

- wire transfer; or

- other method acceptable to us.

                                       16
--------------------------------------------------------------------------------

 CHARGES
--------------------------------------------------------------------------------
CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this contract charge for any contract year where:

- the total purchase payments (less partial surrenders) on the current contract anniversary is $10,000 or more, or

- a death benefit is payable, or

- you surrender the contract in full.

This charge does not apply after annuity payouts begin.

We reserve the right to increase the contract administrative charge in the future, but we guarantee that it will never exceed $50 per year. Also, we reserve the right to impose the contract administrative charge on all contracts, including those with purchase payments equal to or greater than $10,000.

MORTALITY AND EXPENSE RISK FEE
This fee is to cover the mortality risk and expense risk. We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1% of their average daily net assets on an annual basis. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because the contract administrative charge may not cover our expenses. We would have to make up any deficit from our general assets.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses.

OTHER INFORMATION ON CHARGES
There is no surrender charge if you take a total or a partial surrender from your contract.

In some cases, we may incur lower sales and administrative expenses. In those cases, we may, at our discretion, reduce or eliminate the contract administrative charge. However, we expect this to occur infrequently.

                                       17
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                          Privileged Assets-Registered Trademark- Select Annuity

PREMIUM TAXES
Certain state and local governments impose premium taxes (up to 3.5%). These taxes depend upon the state of residence or the state in which the contract was sold. In some cases, we deduct premium taxes from your purchase payments before we allocate them. In other cases, we deduct them when you surrender your contract or when annuity payouts begin.

 VALUING YOUR INVESTMENT
--------------------------------------------------------------------------------
We value your fixed account and subaccounts as follows:

FIXED ACCOUNT: We value the amounts allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments;

- plus interest credited;

- minus the sum of amounts surrendered and amounts transferred out; and

- minus any prorated contract administrative charge.

SUBACCOUNTS: We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that account. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount or we assess a contract administrative charge, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests.

The dollar value of each accumulation unit can rise or fall daily depending on the subaccount expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS
To calculate the number of accumulation units for a particular subaccount, we divide your investment, after deduction of any premium taxes, by the current accumulation unit value.

ACCUMULATION UNIT VALUE
The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

NET INVESTMENT FACTOR
We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any capital gain dividends; then

- dividing that sum by the previous net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

                                       18
--------------------------------------------------------------------------------

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS
Accumulation units may change in two ways: in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders; and/or

- prorated portions of the contract administrative charge.

Accumulation unit values will fluctuate due to:

- changes in funds' net asset value;

- dividends distributed to the subaccounts;

- capital gains or losses of funds;

- fund operating expenses; and/or

- mortality and expense risk fees.

                                       19
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                          Privileged Assets-Registered Trademark- Select Annuity

 MAKING THE MOST OF YOUR CONTRACT
--------------------------------------------------------------------------------
AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

--------------------------------------------------------------------------------

                                        HOW DOLLAR-COST AVERAGING WORKS
                                               Amount    Accumulation    Number of units
                                        Month  invested   unit value        purchased
----------------------------------------------------------------------------------------

By investing an                         Jan      $100         $20              5.00
equal number of                         Feb       100          18              5.56
dollars each month....                  March     100          17              5.88

you automatically                       April     100          15              6.67
buy more units                          May       100          16              6.25
when the per unit                       June      100          18              5.56
market price is low....                 July      100          17              5.88
                                        Aug       100          19              5.26

and fewer units                         Sept      100          21              4.76
when the per unit                       Oct       100          20              5.00
market price is high.

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success with this strategy will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact our office.

                                       20
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
TRANSFERRING MONEY BETWEEN ACCOUNTS
You may transfer money from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. We will process your transfer request on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments.

We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all contract owners who allocated purchase payments to the fund regardless of their transfer activity. We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other contract owners. (For information on transfers after annuity payouts begin, see "Transfer policies.")

TRANSFER POLICIES
- You may transfer contract values at any time between the subaccounts, from the subaccounts to the fixed account or from the fixed account to the subaccounts.

- The amount transferred to any one account must be at least $100.

- If you make more than 12 transfers in a contract year, we will charge $25 for each transfer in excess of 12.

- We reserve the right to limit the number of transfers to twelve per contract year.

HOW TO REQUEST A TRANSFER OR SURRENDER
1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

REGULAR MAIL:

American Partners Life Insurance Company
I8/Unit 1751
P.O. Box 59197
Minneapolis, MN 55459-0197

EXPRESS MAIL:

American Partners Life Insurance Company
733 Marquette Ave.
I8/Unit 1751
Minneapolis, MN 55402

MINIMUM AMOUNT
Transfers or surrenders: $100 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders: Contract value

                                       21
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                          Privileged Assets-Registered Trademark- Select Annuity

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

You can set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers and automated partial surrenders are subject to all of the contract provisions and terms, including transfer of contract values between accounts. Automated surrenders may be restricted by applicable law under some contracts.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

MINIMUM AMOUNT
Transfers or surrenders: $100

3 BY PHONE

Call between 8 a.m. and 6 p.m. Central time:

1-800-AXP-SERV
(1-800-297-7378)

TTY service for the hearing impaired:

1-800-710-5260

MINIMUM AMOUNT
Transfers or surrenders: $100 or entire account balance

MAXIMUM AMOUNT
Transfers:    Contract value
Surrenders:   $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders NOT be authorized from your account by writing to us.

                                       22
--------------------------------------------------------------------------------

 SURRENDERS
--------------------------------------------------------------------------------
You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin.

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will surrender money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

RECEIVING PAYMENT
By regular or express mail:

- payable to you.

- mailed to address of record within seven days after receiving your request.

However, we may postpone the payment if:

 -- the surrender amount includes a purchase payment check that has not cleared;

 -- the NYSE is closed, except for normal holiday and weekend closings;

 -- trading on the NYSE is restricted, according to SEC rules;

 -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

 -- the SEC permits us to delay payment for the protection of security holders.

NOTE: We will charge you a fee if you request express mail delivery.

 CHANGING OWNERSHIP
--------------------------------------------------------------------------------
You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code.

                                       23
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                          Privileged Assets-Registered Trademark- Select Annuity

 BENEFITS IN CASE OF DEATH
--------------------------------------------------------------------------------
If you or the annuitant die before annuity payouts begin while the contract is in force, we will pay the beneficiary the greater of:

- the contract value; or

- purchase payments, minus any partial surrenders.

IF YOUR SPOUSE IS SOLE BENEFICIARY under a nonqualified annuity and you die before the annuity start date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

Under a qualified annuity, if the annuitant dies before the Code requires distributions to begin, and the spouse is the only beneficiary, the spouse may keep the contract as owner until the date on which the annuitant would have reached 70 1/2 or any other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.

PAYMENTS: Under a nonqualified annuity we will pay the beneficiary in a single lump sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death;

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We will pay interest, if any, from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. Other rules may apply to qualified annuities (see "Taxes").

 THE ANNUITY PAYOUT PERIOD
--------------------------------------------------------------------------------
As owner of the contract, you have the right to decide how and to who annuity payouts will be made starting at the annuity start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements.

The amount available for payouts under the plan you select is the contract value on your annuity start date. Annuity payouts will be made on a fixed basis.

Amounts of payouts depend on:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex; and

- the annuity table in the contract.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

                                       24
--------------------------------------------------------------------------------

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B -- LIFE ANNUITY WITH FIVE, 10 OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, 10 or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the annuity start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of 10 to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")

RESTRICTIONS FOR SOME QUALIFIED PLANS: If you purchased a qualified annuity, you may be required to select a payout plan that provides for payouts:

- over the life of the annuitant;

- over the joint lives of the annuitant and a designated beneficiary;

- for a period not exceeding the life expectancy of the annuitant; or

- for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

You have the responsibility for electing a payout plan that complies with your contract and with applicable law.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's annuity start date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to you in a lump sum or to change the frequency of the payouts.

                                       25
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                          Privileged Assets-Registered Trademark- Select Annuity

DEATH AFTER ANNUITY PAYOUTS BEGIN
If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

 TAXES
--------------------------------------------------------------------------------
Generally, under current law, any increase in your contract value is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.

QUALIFIED ANNUITIES: We designed this contract for use with qualified retirement plans. Special rules apply to these retirement plans. Your rights to benefits may be subject to terms and conditions of these retirement plans regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distribution and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life and after your death. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES: Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a qualified retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

SURRENDERS: If you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you surrender your contract before your plan specifies that you can receive payouts.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not tax-exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the years he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

                                       26
--------------------------------------------------------------------------------

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you or your beneficiary:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other penalties or exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the

                                       27
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                          Privileged Assets-Registered Trademark- Select Annuity
contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any such amendment.

 VOTING RIGHTS
--------------------------------------------------------------------------------
As an owner with investments in the subaccounts, you may vote on important fund policies. We will vote fund shares according to your instructions.

The number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

We calculate votes separately for each subaccount. We will send notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we have received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we have received instructions.

 SUBSTITUTION OF INVESTMENTS
--------------------------------------------------------------------------------
We may substitute the funds in which the subaccounts invest if:

- laws or regulations change,

- existing funds become unavailable, or

- in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute funds other than those currently listed in this prospectus.

We may also:

- change the funds in which the subaccounts invest, and

- add additional subaccounts investing in other funds.

In the event of substitution of any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

                                       28
--------------------------------------------------------------------------------

 ABOUT THE SERVICE PROVIDERS
--------------------------------------------------------------------------------
PRINCIPAL UNDERWRITER
American Express Service Corporation (AESC) is the principal underwriter for the contracts. Its offices are located at 80 South Eighth Street, Minneapolis, MN 55402. AESC is a wholly-owned subsidiary of American Express Travel Related Services Company, which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

ISSUER
American Partners Life issues the contracts. American Partners Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC. AEFC is a wholly-owned subsidiary of American Express Company. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

American Partners Life is a stock life insurance company organized in 1988 under the laws of the State of Arizona and is located at 80 South Eighth Street, Minneapolis, MN 55402. Its statutory address is 3225 North Central Avenue, Phoenix, AZ 85012. American Partners Life conducts a conventional life insurance business in New York.

LEGAL PROCEEDINGS
A number of lawsuits have been filed against life and health insurers in jurisdictions in which we do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. We, like other life and health insurers, from time to time are involved in such litigation. On October 13, 1998, an action entitled Richard W. And Elizabeth J. Thoresen vs. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was commenced in Minnesota state court. The action was brought by individuals who purchased an annuity in a qualified plan. They allege that the sale of annuities in tax-deferred contributory retirement investment plans (E.G., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount. We also are defendants in various other lawsuits. In our opinion, none of these lawsuits will have a material adverse effect on our financial condition.

 YEAR 2000
--------------------------------------------------------------------------------
The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of American Partners Life and the variable account. American Partners Life and the variable account have no computer systems of their own but are dependent upon the systems of AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's target date for substantially completing corrective measures on business critical systems was Dec. 31, 1998. Substantial testing of these systems was targeted for completion early in 1999. AEFC currently is on

                                       29
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                          Privileged Assets-Registered Trademark- Select Annuity
track with this schedule and also is on track to finish the work on non-critical systems by June 30, 1999. The Year 2000 readiness of unaffiliated investment managers and other third parties whose system failures could have an impact on American Partners Life's and the variable account's operations continues to be evaluated. The potential materiality of any such impact is not known at this time.

AEFC's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans are being amended to include specific Year 2000 considerations and will continue to be refined throughout 1999 as additional information related to potential Year 2000 exposure is gathered.

 TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Performance Information...........................  p.3
Calculating Annuity Payouts.......................  p.6
Rating Agencies...................................  p.6
Principal Underwriter.............................  p.6
Independent Auditors..............................  p.6

Financial Statements

                                       30
--------------------------------------------------------------------------------

Please check the box to receive a copy of the Statement of Additional
Information:

------------ Privileged Assets-Registered Trademark- Select Annuity

------------ American Century Variable Portfolios, Inc.

------------ IDS Life Retirement Annuity Mutual Funds

------------ INVESCO Variable Investment Funds, Inc.

------------ Janus Aspen Series

------------ Warburg Pincus Trust -- Post-Venture Capital Portfolio

MAIL YOUR REQUEST TO:

American Partners Life Insurance Company
80 South Eighth Street
P.O. Box 59197
Minneapolis, MN 55459-0197

WE WILL MAIL YOUR REQUEST TO:

Your name ---------------------
Address ---------------------
City ---------------------              State ------------        Zip ------------

                                       31
--------------------------------------------------------------------------------
                          Privileged Assets-Registered Trademark- Select Annuity

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                       PRIVILEGED ASSETS(R) SELECT ANNUITY

                         APL VARIABLE ANNUITY ACCOUNT 1

                                 April 30, 1999

APL Variable Annuity Account 1 is a separate account established and maintained by American Partners Life Insurance Company (American Partners Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


American Partners Life Insurance Company
80 South Eighth Street
P.O. Box 59197
Minneapolis, MN  55459-0197
Phone #1-800-AXP-SERV
800-297-7378

                                TABLE OF CONTENTS

Performance Information.............................................p.3

Calculating Annuity Payouts.........................................p.6

Rating Agencies.....................................................p.6

Principal Underwriter...............................................p.6

Independent Auditors................................................p.6

Financial Statements

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and 10 years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                  P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the contract existed at that time. Past performance does not guarantee future results.

Average Annual Total Return For Periods Ending Dec. 31, 1998

                                                        Performance since
                                                        commencement of the                    Performance since
                                                            subaccount                     commencement of the Fund**

                                                                    Since                                             Since
Subaccount     ------------------------------------   1 Year     commencement   ---------  ---------  ---------   commencement
               Investing in:                                                     1 Year     5 Years   10 Years

               AMERICAN CENTURY
  CGR            VP Capital Appreciation (1/96;      -3.13%        -3.67%        -3.13%      2.20%      7.61%            -- %
                 11/87)*
  CVL            VP Value (9/96; 5/96)                3.77         17.16          3.77        --         --          14.79

               IDS LIFE
  CAG            Aggressive Growth Fund (11/95;       1.60          8.70          1.60       9.54        --           9.73
                 1/92)
  CCR            Capital Resource Fund (11/95;       22.88         17.94         22.88      15.40      14.67           --
                 10/81)
  CIE            International Equity Fund (11/95;   14.67          9.51         14.67       6.29        --           8.30
                 1/92)
  CMG            Managed Fund (11/95; 4/86)          14.64         16.59         14.64      12.80      13.42           --
  CMS            Moneyshare Fund (11/95; 10/81)       4.09          4.07          4.09       3.89       4.28           --
  CSI            Special Income Fund (11/95; 10/81)   0.49          5.64          0.49       5.72       7.85           --

               INVESCO VIF
  CII            Equity Income Fund (11/95; 8/94)    14.16         21.47         14.16        --         --          20.28

               JANUS ASPEN SERIES
  CSG            Growth Portfolio (9/96; 9/93)       34.31         27.06         34.31      20.21        --          19.66
  CWG            Worldwide Growth Portfolio (1/96;   27.64         25.54         27.64      20.11        --          22.78
                 9/93)

               WARBURG PINCUS TRUST
  CVC            Post-Venture Capital Portfolio       5.45          6.25          5.45        --         --           6.24
                 (9/96; 9/96)

*    (Commencement dates of the subaccounts; Commencement dates of the Funds)
** Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 1% mortality and expense risk fee.


Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                        P

where:                P =  a hypothetical initial payment of $1,000
                    ERV    = Ending  Redeemable  Value of a hypothetical  $1,000
                           payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

The SEC requires that we assume that you surrender the entire contract at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). All total return figures reflect the deduction of all applicable charges including the contract administrative charge and mortality and expense risk fee.

Calculation of Yield for Subaccounts Investing in Money Market Funds

Simple Yield:

For the subaccounts investing in money market funds, we base quotations of simple yield on:
     (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
     (b) less a pro rata share of the subaccount expenses accrued over the period;
     (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
     (d)  multiplying the base period return by 365/7.

The subaccount's value includes:
     o    any declared dividends,
     o the value of any shares purchased with dividends paid during the period, and
     o    any dividends declared for such shares.

It does not include any realized or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)365/7] -1


Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 1998

Subaccount               Investing In:                           Simple Yield                    Compound Yield
CMS                      IDS Life Moneyshare Fund                    3.68%                            3.75%


You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                           YIELD = 2[( a-b + 1)6 - 1]
                                       cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


Annualized Yield Based on the 30-Day Period Ended Dec. 31, 1998

Subaccount                  Investing in:                                          Yield
CSI                         IDS Life Special Income Fund                            7.20%

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

We guarantee the fixed annuity payout amounts. Once calculated, the payout will remain the same and never change. To calculate annuity payouts we:

o take the total value of the fixed account and the subaccounts at the annuity start date or the date selected to begin receiving annuity payouts; then
o using an annuity table we apply the value according to the annuity payout plan selected.

The annuity payout table we use will be the one in effect at the time chosen to begin annuity payouts. The table will be equal to or greater than the table in the contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating agency              Rating

      A.M. Best                  A+
                             (Superior)

    Duff & Phelps               AAA

PRINCIPAL UNDERWRITER

The  principal   underwriter  for  the  contract  is  American  Express  Service
Corporation (AESC) which offers the contract on a continuous basis.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402), independent auditors, as stated in their report appearing herein.

FINANCIAL STATEMENTS

APL Variable Annuity Account 1

Annual Financial Information

Report of Independent Auditors

The Board of Directors
American Partners Life Insurance Company

We have audited the accompanying individual and combined statements of net assets of the segregated asset subaccounts of APL Variable Annuity Account 1 (comprised of subaccounts CGR, CVL, CAG, CCR, CIE, CMG, CMS, CSI, CII, CSG, CWG, and CVC) as of December 31, 1998, and the related statements of operations for the year then ended, and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of American Partners Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of APL Variable Annuity Account 1 at December 31, 1998, and the individual and combined results of their operations and changes in their net assets for the periods described above, in conformity with generally accepted accounting principles.



Ernst & Young LLP
Minneapolis, Minnesota
March 12, 1999


APL Variable Annuity Account 1

Statements of Net Assets                                                                                           Dec. 31, 1998
                                                                               Segregated Asset Subaccount

Assets                                                         CGR                 CVL                CAG                 CCR
Investments in shares of mutual
funds and portfolios:
    at cost                                                  $295,890            $596,054          $ 900,947          $1,057,934
                                                             --------            --------          ---------          ----------
    at market value                                          $272,397            $596,476          $ 900,884          $1,233,046
Dividends receivable                                                -                   -                  -                   -
Accounts receivable from American Partners Life for
contract purchase payments                                         10                   -                762               1,044
                                                                   --                                    ---               -----
Total assets                                                  272,407             596,476            901,646           1,234,090
                                                              =======             =======            =======           =========

Liabilities
Payable to American Partners Life for
mortality and expense risk fee                                    230                 505                760               1,044
Payable to mutual funds and portfolios
for investments purchased                                          10                   -                  -                   -
                                                                   --                 ---                ---               -----
Total liabilities                                                 240                 505                760               1,044
                                                                  ---                 ---                ---               -----
Net assets applicable to contracts in
accumulation period                                          $272,167            $595,971          $ 900,886          $1,233,046
Accumulation units outstanding                                303,145             410,444            694,351             738,225
                                                              =======             =======            =======             =======
Net asset value per accumulation unit                          $ 0.90              $ 1.45             $ 1.30              $ 1.67
                                                               ======              ======             ======              ======



Assets                                                         CIE                CMG
Investments in shares of mutual
funds and portfolios:
    at cost                                                 $ 213,536          $1,168,461
                                                            ---------          ----------
    at market value                                         $ 234,416          $1,198,131
Dividends receivable                                                -                   -
Accounts receivable from American Partners Life for
contract purchase payments                                        199               1,012
                                                                  ---               -----
Total assets                                                  234,615           1,199,143
                                                              =======           =========

Liabilities
Payable to American Partners Life for
mortality and expense risk fee                                    199               1,012
Payable to mutual funds and portfolios
for investments purchased                                           -                   -
                                                                  ---               -----
Total liabilities                                                 199               1,012
                                                                  ---               -----
Net assets applicable to contracts in
accumulation period                                         $ 234,416          $1,198,131
                                                            ---------          ----------
Accumulation units outstanding                                178,119             744,719
                                                              =======             =======
Net asset value per accumulation unit                          $ 1.32              $ 1.61
                                                               ======              ======
See accompanying notes to financial statements.


APL Variable Annuity Account 1

Statements of Net Assets (continued)                                                                                 Dec. 31, 1998
                                                                                Segregated Asset Subaccount

Assets                                                         CMS                 CSI                 CII                 CSG
Investments in shares of mutual funds and portfolios:
    at cost                                                 $1,104,329          $ 413,650          $2,008,862           $2,273,499
                                                            ----------          ---------          ----------           ----------
    at market value                                         $1,104,333          $ 398,625          $2,221,746           $2,850,410
Dividends receivable                                             4,350              2,214                   -                    -
Accounts receivable from American Partners Life
for contract purchase payments                                       -                  -                   -                  400
                                                                ------             ------             -------                  ---
Total assets                                                 1,108,683            400,839           2,221,746            2,850,810
                                                             =========            =======           =========            =========

Liabilities
Payable to American Partners Life for
mortality and expense risk fee                                     914                308               1,899                2,384
Payable to mutual funds and portfolios
for investments purchased                                        3,436              1,906                   -                  400
                                                                 -----              -----               -----                  ---
Total liabilities                                                4,350              2,214               1,899                2,784
                                                                 -----              -----               -----                -----
Net assets applicable to contracts in
accumulation period                                         $1,104,333          $ 398,625          $2,219,847           $2,848,026
                                                            ----------          ---------          ----------           ----------
Accumulation units outstanding                                 977,371            338,792           1,204,843            1,630,632
                                                               =======            =======           =========            =========
Net asset value per accumulation unit                           $ 1.13             $ 1.18              $ 1.84               $ 1.75
                                                                ======             ======              ======               ======


                                                                                                     Combined
                                                                                                     Variable
Assets                                                         CWG                CVC                 Account
Investments in shares of mutual funds and portfolios:
    at cost                                                 $3,481,745          $ 299,738        $ 13,814,645
                                                            ----------          ---------        ------------
    at market value                                         $4,268,449          $ 335,351        $ 15,614,264
Dividends receivable                                                 -                  -               6,564
Accounts receivable from American Partners Life                                                             -
for contract purchase payments                                       -                  -               3,427
                                                               -------            -------               -----
Total assets                                                 4,268,449            335,351          15,624,255
                                                             =========            =======          ==========

Liabilities
Payable to American Partners Life for
mortality and expense risk fee                                   3,592                282              13,129
Payable to mutual funds and portfolios
for investments purchased                                            -                  -               5,752
                                                                 -----                ---               -----
Total liabilities                                                3,592                282              18,881
                                                                 -----                ---              ------
Net assets applicable to contracts in
accumulation period                                         $4,264,857          $ 335,069        $ 15,605,374
                                                            ----------          ---------        ------------
Accumulation units outstanding                               2,190,421            290,287           9,701,349
                                                             =========            =======           =========
Net asset value per accumulation unit                           $ 1.95             $ 1.15
                                                                ======             ======

See accompanying notes to financial statements.



APL Variable Annuity Account 1

Statements of Operations                                                                           Year ended Dec. 31, 1998

                                                                            Segregated Asset Subaccount

Investment income                                           CGR                 CVL                CAG                 CCR
Dividend income from mutual funds and portfolios         $ 12,632            $ 29,853           $ 56,281            $ 87,881
Mortality and expense risk fee                              2,545               5,240              7,018               8,644
                                                            -----               -----              -----               -----
Investment income (loss) - net                             10,087              24,613             49,263              79,237
                                                           ------              ------             ------              ------

Realized and unrealized gain (loss)
on investments - net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
Proceeds from sales                                        71,912             201,599            204,167             193,737
Cost of investments sold                                   79,896             201,944            237,682             195,161
                                                           ------             -------            -------             -------
Net realized gain (loss) on investments                    (7,984)               (345)           (33,515)             (1,424)
Net change in unrealized appreciation or
depreciation of investments                                (8,000)            (22,277)              (325)            109,613
                                                           ------             -------               ----             -------
Net gain (loss) on investments                            (15,984)            (22,622)           (33,840)            108,189
                                                          -------             -------            -------             -------
Net increase (decrease) in net assets
resulting from operations                                $ (5,897)            $ 1,991           $ 15,423           $ 187,426
                                                         ========             =======           ========           =========


Investment income                                           CIE                CMG
Dividend income from mutual funds and portfolios          $ 2,845           $ 126,893
Mortality and expense risk fee                              2,090              10,018
                                                            -----              ------
Investment income (loss) - net                                755             116,875
                                                              ---             -------

Realized and unrealized gain (loss)
on investments - net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
Proceeds from sales                                        26,634             412,019
Cost of investments sold                                   25,239             431,351
                                                           ------             -------
Net realized gain (loss) on investments                     1,395             (19,332)
Net change in unrealized appreciation or
depreciation of investments                                22,767              23,653
                                                           ------              ------
Net gain (loss) on investments                             24,162               4,321
                                                           ------               -----
Net increase (decrease) in net assets
resulting from operations                                 $24,917           $ 121,196
                                                          =======           =========

See accompanying notes to financial statements.



APL Variable Annuity Account 1

Statements of Operations (continued)                                                                    Year ended Dec. 31, 1998

                                                                                 Segregated Asset Subaccount

Investment income                                               CMS                 CSI                 CII                 CSG

Dividend income from mutual funds and portfolios             $ 37,254            $21,624           $ 112,126            $ 130,049
Mortality and expense risk fee                                  7,491              2,864              17,363               20,329
                                                                -----              -----              ------               ------
Investment income (loss) - net                                 29,763             18,760              94,763              109,720
                                                               ------             ------              ------              -------

Realized and unrealized gain (loss)
on investments - net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
Proceeds from sales                                         4,653,213            429,056             237,641              807,611
Cost of investments sold                                    4,653,213            434,301             214,546              755,499
                                                            ---------            -------             -------              -------
Net realized gain (loss) on investment                              -             (5,245)             23,095               52,112
Net change in unrealized appreciation or
depreciation of investments                                         4            (12,582)            113,404              474,587
                                                                    -            -------             -------              -------
Net gain (loss) on investments                                      4            (17,827)            136,499              526,699
                                                                    -            -------             -------              -------
Net increase (decrease) in net assets
resulting from operations                                    $ 29,767              $ 933           $ 231,262            $ 636,419
                                                             ========              =====           =========            =========


                                                                                                    Combined
                                                                                                    Variable
Investment income                                              CWG                CVC                Account

Dividend income from mutual funds and portfolios             $137,462                $ -           $ 754,900
Mortality and expense risk fee                                 35,765              2,586             121,953
                                                               ------              -----             -------
Investment income (loss) - net                                101,697             (2,586)            632,947
                                                              -------             ------             -------

Realized and unrealized gain (loss)
on investments - net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
Proceeds from sales                                         1,592,371            116,680           8,946,640
Cost of investments sold                                    1,412,964            110,890           8,752,686
                                                            ---------            -------           ---------
Net realized gain (loss) on investment                        179,407              5,790             193,954
Net change in unrealized appreciation or
depreciation of investments                                   526,147             14,049           1,241,040
                                                              -------             ------           ---------
Net gain (loss) on investments                                705,554             19,839           1,434,994
                                                              -------             ------           ---------
Net increase (decrease) in net assets
resulting from operations                                    $807,251            $17,253         $ 2,067,941
                                                             ========            =======         ===========
See accompanying notes to financial statements.




APL Variable Annuity Account 1

Statements of Changes in Net Assets                                                               Year ended Dec. 31, 1998

                                                                           Segregated Asset Subaccount

Operations                                                CGR                 CVL                CAG                 CCR
Investment income (loss) - net                         $ 10,087            $ 24,613           $ 49,263            $ 79,237
Net realized gain (loss) on investments                  (7,984)               (345)           (33,515)             (1,424)
Net change in unrealized appreciation or
depreciation of investments                              (8,000)            (22,277)              (325)            109,613
                                                         ------             -------               ----             -------
Net increase (decrease) in net assets
resulting from operations                                (5,897)              1,991             15,423             187,426
                                                         ======               =====             ======             =======

Contract transactions
Contract purchase payments                               26,303              59,206             82,351              58,625
Net transfers*                                           22,431             241,250            242,318             439,077
Contract charges                                           (206)               (241)              (844)               (605)
Contract terminations:
Surrender benefits                                       (7,268)            (19,597)           (15,954)            (23,641)
Death benefits                                                -                   -                  -                   -
                                                          -----              ------             ------              ------
Increase (decrease) from contract transactions           41,260             280,618            307,871             473,456
                                                         ------             -------            -------             -------
Net assets at beginning of year                         236,804             313,362            577,592             572,164
                                                        -------             -------            -------             -------
Net assets at end of year                              $272,167            $595,971          $ 900,886          $1,233,046
                                                       ========            ========          =========          ==========

Accumulation unit activity
Units outstanding at beginning of year                  255,509             224,384            452,304             420,942
Contracts purchase payments                              30,984              40,632             65,635              40,481
Net transfers*                                           24,563             159,100            192,895             296,075
Contract charges                                           (239)               (171)              (659)               (410)
Contract terminations:
Surrender benefits                                       (7,672)            (13,501)           (15,824)            (18,863)
Death benefits                                                -                   -                  -                   -
                                                         ------              ------             ------              ------
Units outstanding at end of year                        303,145             410,444            694,351             738,225
                                                        =======             =======            =======             =======

Operations                                                 CIE                CMG
Investment income (loss) - net                            $ 755           $ 116,875
Net realized gain (loss) on investments                   1,395             (19,332)
Net change in unrealized appreciation or
depreciation of investments                              22,767              23,653
                                                         ------              ------
Net increase (decrease) in net assets
resulting from operations                                24,917             121,196
                                                         ======             =======

Contract transactions
Contract purchase payments                               16,222              85,483
Net transfers*                                           20,460             196,273
Contract charges                                           (199)               (446)
Contract terminations:
Surrender benefits                                       (2,689)            (24,030)
Death benefits                                                -                   -
                                                          -----              ------
Increase (decrease) from contract transactions           33,794             257,280
                                                         ------             -------
Net assets at beginning of year                         175,705             819,655
                                                        -------             -------
Net assets at end of year                             $ 234,416          $1,198,131
                                                      =========          ==========

Accumulation unit activity
Units outstanding at beginning of year                  153,093             584,073
Contracts purchase payments                              12,907              57,400
Net transfers*                                           14,387             122,381
Contract charges                                           (158)               (298)
Contract terminations:
Surrender benefits                                       (2,110)            (18,837)
Death benefits                                                -                   -
                                                          -----               -----
Units outstanding at end of year                        178,119             744,719
                                                        =======             =======

*Includes  transfer activity from (to) other subaccounts and transfers from (to)
American  Partners  Life's fixed account.
See  accompanying  notes to financial statements.



APL Variable Annuity Account 1

Statements of Changes in Net Assets (continued)                                                      Year ended Dec. 31, 1998

                                                                             Segregated Asset Subaccounts

Operations                                                 CMS                 CSI                 CII                 CSG
Investment income (loss) - net                           $ 29,763            $18,760            $ 94,763            $ 109,720
Net realized gain (loss) on investments                         -             (5,245)             23,095               52,112
Net change in unrealized appreciation or
depreciation of investments                                     4            (12,582)            113,404              474,587
                                                                -            -------             -------              -------
Net increase (decrease) in net assets
resulting from operations                                  29,767                933             231,262              636,419
                                                           ======                ===             =======              =======

Contract transactions
Contract purchase payments                              4,519,714             39,820             146,362              167,251
Net transfers*                                         (3,349,014)           176,255             653,322              817,246
Contract charges                                              (75)              (325)               (932)              (1,295)
Contract terminations:
Surrender benefits                                       (260,361)           (59,301)            (86,875)             (96,895)
Death benefits                                                  -                  -                   -               (2,043)
                                                           ------             ------              ------               ------
Increase (decrease) from contract transactions            910,264            156,449             711,877              884,264
                                                          =======            =======             =======              =======

Net assets at beginning of year                           164,302            241,243           1,276,708            1,327,343
                                                          -------            -------           ---------            ---------
Net assets at end of year                              $1,104,333          $ 398,625          $2,219,847           $2,848,026
                                                       ==========          =========          ==========           ==========

Accumulation unit activity
Units outstanding at beginning of year                    151,325            206,048             790,904            1,019,902
Contracts purchase payments                             4,087,136             33,728              85,140              115,718
Net transfers*                                         (3,028,744)           148,915             379,365              564,725
Contract charges                                              (67)              (274)               (548)                (902)
Contract terminations:
Surrender benefits                                       (232,279)           (49,625)            (50,018)             (67,506)
Death benefits                                                  -                  -                   -               (1,305)
                                                          -------            -------             -------               ------
Units outstanding at end of year                          977,371            338,792           1,204,843            1,630,632
                                                          =======            =======           =========            =========

                                                                                                Combined
                                                                                                Variable
Operations                                                  CWG                CVC               Account
Investment income (loss) - net                           $101,697           $ (2,586)          $ 632,947
Net realized gain (loss) on investments                   179,407              5,790             193,954
Net change in unrealized appreciation or
depreciation of investments                               526,147             14,049           1,241,040
                                                          -------             ------           ---------
Net increase (decrease) in net assets
resulting from operations                                 807,251             17,253           2,067,941
                                                          =======             ======           =========

Contract transactions
Contract purchase payments                                312,579             37,152           5,551,068
Net transfers*                                            414,957             31,654             (93,771)
Contract charges                                           (2,877)              (209)             (8,254)
Contract terminations:
Surrender benefits                                       (178,003)            (3,838)           (778,452)
Death benefits                                                  -                  -              (2,043)
                                                          -------              -----              ------
Increase (decrease) from contract transactions            546,656             64,759           4,668,548
                                                          -------             ------           ---------

Net assets at beginning of year                         2,910,950            253,057           8,868,885
                                                        ---------            -------           ---------
Net assets at end of year                              $4,264,857          $ 335,069        $ 15,605,374
                                                       ==========          =========        ============

Accumulation unit activity
Units outstanding at beginning of year                  1,908,118            231,194
Contracts purchase payments                               177,701             34,723
Net transfers*                                            208,210             28,148
Contract charges                                           (1,646)              (196)
Contract terminations:
Surrender benefits                                       (101,962)            (3,582)
Death benefits                                                  -                  -
                                                            -----              -----
Units outstanding at end of year                        2,190,421            290,287
                                                        =========            =======

*Includes  transfer activity from (to) other subaccounts and transfers from (to)
American  Partners  Life's fixed account.
See  accompanying  notes to financial statements.



APL Variable Annuity Account 1


Statements of Changes in Net Assets                                    Year ended Dec. 31, 1997

                                                           Segregated Asset Subaccount
Operations                                            CGR               CVL               CAG
Investment income (loss) - net                      $ 1,746            $ (443)          $45,822
Net realized gain (loss) on investments              (5,612)            1,966              (573)
Net change in unrealized appreciation or
depreciation of investments                          (8,816)           22,614            12,319
                                                     ------            ------            ------
Net increase (decrease) in net assets
resulting from operations                           (12,682)           24,137            57,568
                                                    =======            ======            ======

Contract transactions
Contract purchase payments                           33,336            17,909            73,176
Net transfers*                                       89,819           262,522           226,592
Contract charges                                       (223)              (37)             (620)
Surrender benefits                                  (24,843)           (1,336)          (87,321)
                                                    -------            ------           -------
Increase (decrease) from contract transactions       98,089           279,058           211,827
                                                     ------           -------           -------
Net assets at beginning of year                     151,397            10,167           308,197
                                                    -------            ------           -------
Net assets at end of year                          $236,804          $313,362          $577,592
                                                   ========          ========          ========

Accumulation unit activity
Units outstanding at beginning of year              156,491             9,088           269,153
Contract purchase payments                           37,321            13,674            61,888
Net transfers*                                       91,110           202,815           198,210
Contract charges                                       (232)              (27)             (521)
Surrender benefits                                  (29,181)           (1,166)          (76,426)
                                                    -------            ------           -------
Units outstanding at end of year                    255,509           224,384           452,304
                                                    =======           =======           =======



Operations                                            CCR               CIE               CMG
Investment income (loss) - net                      $10,533           $ 4,586           $69,319
Net realized gain (loss) on investments                (469)            2,369             2,822
Net change in unrealized appreciation or
depreciation of investments                          85,557            (3,196)            4,151
                                                     ------            ------             -----
Net increase (decrease) in net assets
resulting from operations                            95,621             3,759            76,292
                                                     ======             =====            ======

Contract transactions
Contract purchase payments                           44,335            29,308           114,463
Net transfers*                                      231,118            65,250           536,133
Contract charges                                       (387)             (125)             (264)
Surrender benefits                                  (16,378)           (7,265)          (22,626)
                                                    -------            ------           -------
Increase (decrease) from contract transactions      258,688            87,168           627,706
                                                    -------            ------           -------
Net assets at beginning of year                     217,855            84,778           115,657
                                                    -------            ------           -------
Net assets at end of year                          $572,164          $175,705          $819,655
                                                   ========          ========          ========

Accumulation unit activity
Units outstanding at beginning of year              197,010            75,121            97,509
Contract purchase payments                           35,692            25,051            87,659
Net transfers*                                      202,032            59,250           415,741
Contract charges                                       (317)             (110)             (203)
Surrender benefits                                  (13,475)           (6,219)          (16,633)
                                                    -------            ------           -------
Units outstanding at end of year                    420,942           153,093           584,073
                                                    =======           =======           =======

*Includes  transfer activity from (to) other subaccounts and transfers from (to)
American  Partners  Life's fixed account.
See  accompanying  notes to financial statements.



APL Variable Annuity Account 1

Statements of Changes in Net Assets (continued)                                                      Year ended Dec. 31, 1997

                                                                            Segregated Asset Subaccount
Operations                                                 CMS                CSI                 CII                  CSG

Investment income (loss) - net                           $ 13,982           $14,981              $ 80,451            $ 16,156
Net realized gain (loss) on investments                        (5)              408                10,697               6,897
Net change in unrealized appreciation or
depreciation of investments                                    (2)           (2,977)              101,399             102,483
                                                               --            ------               -------             -------
Net increase (decrease) in net assets
resulting from operations                                  13,975            12,412               192,547             125,536
                                                           ======            ======               =======             =======

Contract transactions
Contract purchase payments                              5,497,039            40,157                97,700              68,425
Net transfers*                                         (5,843,180)          160,244               918,536           1,107,632
Contract charges                                              (19)             (300)                 (432)               (187)
Surrender benefits                                        (26,101)          (39,766)              (98,905)            (21,985)
                                                          -------           -------               -------             -------
Increase (decrease) from contract transactions           (372,261)          160,335               916,899           1,153,885
                                                         --------           -------               -------           ---------
Net assets at beginning of year                           522,588            68,496               167,262              47,922
                                                          -------            ------               -------              ------
Net assets at end of year                                $164,302         $ 241,243           $ 1,276,708          $1,327,343
                                                         ========         =========           ===========          ==========

Accumulation unit activity
Units outstanding at beginning of year                    501,037            63,034               130,956              44,785
Contract purchase payments                              5,192,040            35,583                67,914              56,707
Net transfers*                                         (5,517,471)          143,043               658,203             935,902
Contract charges                                              (17)             (270)                 (293)               (146)
Surrender benefits                                        (24,264)          (35,342)              (65,876)            (17,346)
                                                          -------           -------               -------             -------
Units outstanding at end of year                          151,325           206,048               790,904           1,019,902
                                                          =======           =======               =======           =========

                                                                                                 Combined
                                                                                                 Variable
Operations                                                 CWG                 CVC                Account

Investment income (loss) - net                           $ 14,184          $ (1,838)            $ 269,479
Net realized gain (loss) on investments                    16,108             3,197                37,805
Net change in unrealized appreciation or
depreciation of investments                               247,519            21,432               582,483
                                                          -------            ------               -------
Net increase (decrease) in net assets
resulting from operations                                 277,811            22,791               889,767
                                                          -------            ------               -------

Contract transactions
Contract purchase payments                                270,597            25,521             6,311,966
Net transfers*                                          2,139,100           183,411                77,177
Contract charges                                             (811)             (136)               (3,541)
Surrender benefits                                       (147,765)          (19,783)             (514,074)
                                                         --------           -------              --------
Increase (decrease) from contract transactions          2,261,121           189,013             5,871,528
                                                        ---------           -------             ---------
Net assets at beginning of year                           372,018            41,253             2,107,590
                                                          -------            ------             ---------
Net assets at end of year                             $ 2,910,950          $253,057            $8,868,885
                                                      ===========          ========            ==========

Accumulation unit activity
Units outstanding at beginning of year                    294,951            42,296
Contract purchase payments                                186,068            24,945
Net transfers*                                          1,530,546           181,340
Contract charges                                             (543)             (129)
Surrender benefits                                       (102,904)          (17,258)
                                                         --------           -------
Units outstanding at end of year                        1,908,118           231,194
                                                        =========           =======

*Includes  transfer activity from (to) other subaccounts and transfers from (to)
American Partners Life's fixed account. See accompanying notes to financial statements.




APL Variable Annuity Account 1

Notes to Financial Statements

1. Organization

APL Variable Annuity Account 1 (the Account) was established under Arizona law on Feb. 9, 1995 and the subaccounts are registered together as a single unit investment trust of American Partners Life Insurance Company (American Partners
Life)  under the  Investment  Company  Act of 1940,  as amended  (the 1940 Act).
Operations of the Account commenced on Dec. 5, 1995.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified, open-end management investment companies and have the following investment managers.

Subaccount       Invests exclusively in shares of                            Investment Manager
CGR              American Century VP Capital Appreciation                    American Century Investment Management Inc.
CVL              American Century VP Value                                   American Century Investment Management Inc.
CAG              IDS Life Aggressive Growth Fund                             IDS Life Insurance Company 1
CCR              IDS Life Capital Resource Fund                              IDS Life Insurance Company 1
CIE              IDS Life International Equity Fund                          IDS Life Insurance Company 2
CMG              IDS Life Managed Fund                                       IDS Life Insurance Company 1
CMS              IDS Life Moneyshare Fund                                    IDS Life Insurance Company 1
CSI              IDS Life Special Income Fund                                IDS Life Insurance Company 1
CII              INVESCO VIF - Equity Income Fund                            INVESCO Funds Group, Inc.
CSG              Janus Aspen Series Growth Portfolio                         Janus Capital Corporation
CWG              Janus Aspen Series Worldwide Growth Portfolio               Janus Capital Corporation
CVC              Warburg Pincus Trust--Post-Venture Capital Portfolio        Warburg Pincus Counselors, Inc.

1 American Express Financial Corporation (AEFC) is the investment advisor.
2 AEFC  is  the  investment   advisor.   American   Express  Asset   Management
  International Inc. is the sub-investment advisor.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Partners Life.

American Partners Life serves as issuer of the contracts.

2. Summary of Significant Accounting Policies

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold.
The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized  appreciation  or  depreciation  of investments  in the  accompanying
financial   statements   represents  the   subaccounts'   share  of  the  Funds'
undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

American Partners Life is taxed as a life insurance company. The Account is treated as part of American Partners Life for federal income tax purposes. Under existing tax law, no income taxes are payable with respect to any investment income of the Account.

3. Mortality and Expense Risk Fee

American Partners Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. The mortality and expense risk fee paid to American Partners Life is computed daily and is equal, on an annual basis, to 1% of the average daily net assets of the subaccounts.

4. Contract Administrative Charges

An annual charge of $30 is deducted from the contract  value of each  Privileged
Assets Select Annuity contract. The annual charges are deducted on each contract anniversary for administrative services provided to the Account by American
Partners Life. The deduction is allocated to the subaccounts on a pro-rata basis. American Partners Life does not anticipate that it will make any profit on this charge. If the total purchase payments (less partial surrenders) on a contract anniversary are at least $10,000, the charge is waived. American
Partners Life reserves the right to increase the charge in the future, however, in no event will the charge exceed $50 per year.

5. Investment in Shares

The subaccounts' investment in shares of the Funds as of Dec. 31, 1998 were as follows:

Subaccount     Investment                                                  Shares            NAV
CGR            American Century VP Capital Appreciation                    30,199         $ 9.02
CVL            American Century VP Value                                   88,629           6.73
CAG            IDS Life Aggressive Growth Fund                             58,753          15.33
CCR            IDS Life Capital Resource Fund                              37,761          32.65
CIE            IDS Life International Equity Fund                          15,049          15.58
CMG            IDS Life Managed Fund                                       64,694          18.52
CMS            IDS Life Moneyshare Fund                                 1,104,427           1.00
CSI            IDS Life Special Income Fund                                35,890          11.17
CII            INVESCO VIF - Equity Income Fund                           119,383          18.61
CSG            Janus Aspen Series Growth Portfolio                        121,088          23.54
CWG            Janus Aspen Series Worldwide Growth Portfolio              146,733          29.09
CVC            Warburg Pincus Trust--Post-Venture Capital Portfolio        28,468          11.78

6. Investment Transactions

The subaccounts' purchases of Funds' shares,  including reinvestment of dividend distributions, were as follows:
                                                                                  Year ended Dec. 31,
Subaccount   Investment                                                       1998                    1997
CGR          American Century VP Capital Appreciation                 $    123,272             $   177,323
CVL          American Century VP Value                                     507,061                 317,054
CAG          IDS Life Aggressive Growth Fund                               560,775                 411,343
CCR          IDS Life Capital Resource Fund                                745,917                 303,232
CIE          IDS Life International Equity Fund                             61,025                 131,194
CMG          IDS Life Managed Fund                                         785,441                 736,344
CMS          IDS Life Moneyshare Fund                                    5,593,240               4,426,251
CSI          IDS Life Special Income Fund                                  604,265                 223,006
CII          INVESCO VIF - Equity Income Fund                            1,045,050               1,117,762
CSG          Janus Aspen Series Growth Portfolio                         1,802,798               1,246,893
CWG          Janus Aspen Series Worldwide Growth Portfolio               2,241,720               2,434,878
CVC          Warburg Pincus Trust--Post-Venture Capital Portfolio          178,909                 230,865
             Combined Variable Account                                 $14,249,473             $11,756,145

7. Year 2000 Issue (unaudited)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of American Partners Life and the Account. American Partners Life and the Account have no computer systems of their own but are dependent upon the systems of AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year
2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's target date for substantially completing corrective measures on business critical systems was Dec. 31, 1998. Substantial testing of these systems was targeted for completion early in 1999. AEFC is currently on track with this schedule and is also on track to finish the work on non-critical systems by June
30, 1999. The Year 2000 readiness of unaffiliated investment managers and other third parties whose system failures could have an impact on American Partners
Life's and the Account's operations continues to be evaluated. The potential materiality of any such impact is not known at this time.

AEFC's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans are being amended to include specific Year 2000 considerations and will continue to be refined throughout 1999 as additional information related to potential Year 2000 exposure is gathered.


Report of Independent Auditors

The Board of Directors
American Partners Life Insurance Company


We have audited the accompanying balance sheets of American Partners Life Insurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 1998 and 1997, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Partners Life Insurance Company at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles.




February 4, 1999
Minneapolis, Minnesota


                                 AMERICAN PARTNERS LIFE INSURANCE COMPANY
                                              BALANCE SHEETS
                                               December 31,
                                   ($ thousands, except share amounts)

ASSETS                                                                                  1998              1997
------                                                                             -  ---------     -   ------
Investments:
  Fixed maturities:
     Held to maturity, at amortized cost (fair value:
         1998, $64,727; 1997, $68,122)                                                   $ 59,623         $ 63,747
     Available for sale, at fair value (amortized cost:
         1998, $200,069; 1997, $144,344)                                                  204,005          147,981
                                                                                        ---------        ---------

         Total investments                                                                263,628          211,728

Cash and cash equivalents                                                                   4,746               --
Accrued investment income                                                                   4,582            3,591
Deferred policy acquisition costs                                                          27,057           21,846
Accounts receivable                                                                           268              884
Other assets                                                                                  104              726
Separate account assets                                                                    15,622            8,879
                                                                                      -----------      -----------

          Total assets                                                                   $316,007         $247,654
                                                                                         ========         ========

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
  Future policy benefits for fixed annuities                                             $236,046         $184,246
  Policy claims and other policyholders' funds                                              1,344              222
  Deferred income taxes                                                                     5,708            5,405
  Amount due to brokers                                                                        --            4,946
  Other liabilities                                                                         3,693            3,832
  Separate account liabilities                                                             15,622            8,879
                                                                                      -----------       ----------
          Total liabilities                                                               262,413          207,530

Stockholder's equity:
  Capital stock, $100 par value per share;
     30,000 shares authorized,
     25,000 shares issued and outstanding                                                   2,500            2,500
  Additional paid-in capital                                                               46,327           36,327
  Accumulated other comprehensive income:
     Net unrealized securities gains                                                        1,940            1,930
  Retained earnings (deficit)                                                               2,827             (633)
                                                                                     ------------     ------------
          Total stockholder's equity                                                       53,594           40,124
                                                                                      -----------      -----------

Total liabilities and stockholder's equity                                               $316,007         $247,654
                                                                                         ========         ========



                                         See accompanying notes.


                                 AMERICAN PARTNERS LIFE INSURANCE COMPANY
                                           STATEMENTS OF INCOME
                                         Years ended December 31,
                                              ($ thousands)

                                                                      1998              1997             1996
                                                                      -----             -----            ----

Revenues:
  Net investment income                                               $ 17,456          $ 12,609         $ 9,445
  Contractholder charges                                                 1,546               673             321
  Mortality and expense risk fees                                          127                56               6
  Net realized (loss) gain on investments                                  (66)              130            (125)
                                                                    ----------         ---------       ---------

          Total revenues                                                19,063            13,468           9,647

Benefits and expenses:
  Interest credited on investment contracts                             10,663             9,261           6,860
  Amortization of deferred policy acquisition costs                        (41)              131             625
  Amortization of state licenses and goodwill                              623               623             623
  Other operating expenses                                               2,415             3,853           5,641
                                                                    ----------         ---------       ---------

          Total expenses                                                13,660            13,868          13,749
                                                                     ---------          --------        --------

Income (loss) before income taxes                                        5,403              (400)         (4,102)

Income tax expense (benefit)                                             1,943               (54)         (1,380)
                                                                   -----------        -----------       --------

Net income (loss)                                                   $    3,460          $   (346)        $(2,722)
                                                                    ==========          =========        ========


                                         See accompanying notes.


                                 AMERICAN PARTNERS LIFE INSURANCE COMPANY
                                    STATEMENTS OF STOCKHOLDER'S EQUITY
                                   Three years ended December 31, 1998
                                              ($ thousands)


                                                                                               Accumulated Other
                                                                                                 Comprehensive
                                                         Total                   Additional
                                                     Stockholder's    Capital      Paid-In          Income,         Retained
                                                         Equity        Stock       Capital        Net of Tax        Earnings

Balance, December 31, 1995                               $17,645        $2,500      $11,327          $1,371           $2,447
Comprehensive income (loss):
     Net loss                                             (2,722)           --           --              --           (2,722)
     Unrealized holding losses arising
         during the year, net of effect on
       deferred policy acquisition costs of $59
       and taxes of $440                                    (818)           --           --            (818)              --
     Reclassification adjustment for losses
         included in net income, net of tax
         of $(25)                                             46            --           --              46               --
                                                                                              --------------------
                                                    -----------------
     Other comprehensive loss                               (772)           --           --            (772)              --
                                                    -----------------
     Comprehensive loss                                   (3,494)
Capital contribution from parent                          10,000            --       10,000              --               --
Other changes                                                (12)           --           --              --              (12)
                                                    ---------------------------------------------------------------------------

Balance, December 31, 1996                                24,139         2,500       21,327             599             (287)
Comprehensive income:
     Net loss                                               (346)           --           --              --             (346)
     Unrealized holding gains arising
         during the year, net of effect on                                  --           --                               --
       deferred policy acquisition costs of $(608)
       and taxes of $(717)                                 1,331                                      1,331
                                                                                              --------------------
                                                    -----------------
     Other comprehensive income                            1,331            --           --           1,331               --
                                                    -----------------
     Comprehensive income                                    985
Capital contribution from parent                          15,000            --       15,000              --               --
                                                    ---------------------------------------------------------------------------

Balance, December 31, 1997                                40,124         2,500       36,327           1,930             (633)



                                 AMERICAN PARTNERS LIFE INSURANCE COMPANY
                              STATEMENTS OF STOCKHOLDER'S EQUITY (continued)
                                   Three years ended December 31, 1998
                                              ($ thousands)

                                                                                                  Accumulated
                                                                                              Other Comprehensive
                                                           Total                 Additional
                                                    Stockholder's      Capital      Paid-In         Income,         Retained
                                                          Equity        Stock       Capital       Net of Tax        Earnings

Balance, December 31, 1997                                40,124         2,500       36,327           1,930             (633)
Comprehensive income:
     Net income                                            3,460            --           --              --            3,460
     Unrealized holding losses arising
         during the year, net of effect on
       deferred policy acquisition costs of
       $283 and taxes of $18                                 (34)           --           --             (34)              --
     Reclassification adjustment for losses
         included in net income, net of tax
         of $(24)                                             44            --           --              44               --
                                                                                              --------------------
                                                    -----------------
     Other comprehensive income                               10            --           --              10               --
                                                    -----------------
     Comprehensive income                                  3,470
Capital contribution from parent                          10,000            --       10,000                               --
                                                    ---------------------------------------------------------------------------

Balance, December 31, 1998                               $53,594        $2,500      $46,327          $1,940           $2,827
                                                    ===========================================================================


                                         See accompanying notes.


                                 AMERICAN PARTNERS LIFE INSURANCE COMPANY
                                         STATEMENTS OF CASH FLOWS
                                         Years ended December 31,
                                              ($ thousands)
                                                                      1998              1997             1996
                                                                      -----             -----            ----

Cash flows from operating activities:
  Net income (loss)                                                    $ 3,460            $ (346)        $ (2,722)
Adjustments to reconcile net income (loss) to
    net cash used in operating activities:
      Change in accrued investment income                                 (991)             (830)            (372)
      Change in deferred policy acquisition costs, net                  (5,494)           (7,419)          (9,285)
      Change in other assets                                               622               624              623
      Change in accounts receivable                                        616              (884)              --
      Change in policy claims and other
          policyholders' funds                                           1,122               110             (822)
      Deferred income tax provision                                        297             1,296            3,140
      Change in other liabilities                                         (139)            2,308              316
      Amortization of premium (accretion of
         discount), net                                                     29               (41)             (16)
      Net realized loss (gain) on investments                               66              (130)             125
      Other, net                                                            (9)               10              333
                                                                    -----------       ----------          -------

          Net cash used in operating activities                           (421)           (5,302)          (8,680)
                                                                   ------------          --------         --------

Cash flows from investing activities: Fixed maturities held to maturity:
        Purchases                                                           --                --             (250)
        Maturities                                                       2,685               869              657
        Sales                                                            1,395             3,000            2,690
    Fixed maturities available for sale:
        Purchases                                                      (70,500)          (82,967)         (39,839)
        Maturities                                                      12,163            10,883            2,445
        Sales                                                            2,569                --              281
    Change in due from brokers                                              --             1,100           (1,100)
    Change in due to brokers                                            (4,946)            2,945            2,001
                                                                    -----------        ---------        ---------

          Net cash used in investing activities                        (56,634)          (64,170)         (33,115)
                                                                       --------          --------         --------

Cash flows from financing activities: Activity related to investment contracts:
    Considerations received                                             79,943            68,033           28,190
    Surrenders and other benefits                                      (38,805)          (23,137)         (11,947)
    Interest credited to account balances                               10,663             9,261            6,860
  Capital contribution from parent                                      10,000            15,000           10,000
                                                                     ---------         ---------        ---------

          Net cash provided by financing activities                     61,801            69,157           33,103
                                                                     ---------         ---------        ---------

Net increase (decrease) in cash and cash equivalents                     4,746              (315)          (8,692)
Cash and cash equivalents at beginning of year                              --               315            9,007
                                                                 -------------       -----------       ----------

Cash and cash equivalents at end of year                             $   4,746      $         --       $      315
                                                                     =========      ============       ==========

                                         See accompanying notes.

                                 AMERICAN PARTNERS LIFE INSURANCE COMPANY
                                      NOTES TO FINANCIAL STATEMENTS
                                              ($ thousands)


1.   Summary of significant accounting policies

     Nature of business

     American Partners Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Arizona and is licensed to transact insurance business in 47 states. The Company's principal product is deferred annuities which are issued primarily to individuals. It offers single premium and installment premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well.

     Basis of presentation

     The Company is a wholly owned subsidiary of IDS Life, which is a wholly owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with generally accepted accounting principles which vary in certain respects from reporting practices prescribed or permitted by the Arizona Department of Insurance (see Note 4).

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Investments

     Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive income, net of deferred policy acquisition costs and deferred income taxes.

     Realized investment gain or loss is determined on an identified cost basis.

     Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

     When evidence  indicates a decline,  which is other than temporary,  in the
     underlying  value  or  earning  power  of  individual   investments,   such
     investments are written down to the fair value by a charge to income.

     Statements of cash flows

     The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

     Supplementary information to the statements of cash flows for the years ended December 31 is summarized as follows:

                                                                     1998              1997             1996
                                                                     ----              ----             ----

    Cash paid (received) during the year for:
      Income taxes                                                    $424            $(2,064)          $(3,335)
      Interest on borrowings                                           270                 70                22

     Contractholder charges

     Contractholder charges include fees collected regarding the issue and administration of annuity contracts.

     Deferred policy acquisition costs

     The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, including direct response advertising costs, have been deferred on annuity contracts. The deferred acquisition costs for installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. The costs for single premium deferred annuities are amortized using the interest method.

     Liabilities for future policy benefits

     Liabilities for deferred annuities are accumulation values.

     Federal income taxes

     The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

     Included in other liabilities at December 31, 1998 and 1997 are $1,218 and $2, respectively, payable to IDS Life for federal income taxes.

     Separate account business

     The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

     The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and the beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate accounts for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

     Intangible Assets

     In connection with the purchase of the Company by IDS Life in 1994, $2,308 of the purchase price was allocated to state licenses and $808 was allocated to goodwill. These amounts are being amortized over five years using the straight-line method. At December 31, 1998 and 1997, the accumulated amortization was $3,012 and $2,388, respectively.

     Accounting Changes

     Effective January 1, 1998, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 130, "Reporting Comprehensive Income." SFAS No. 130 requires the reporting and display of comprehensive income and its components. Comprehensive income is defined as the aggregate change in stockholder's equity excluding changes in ownership interests. For the Company, it is net income and the unrealized gains or losses on available-for-sale securities net of effect on deferred policy acquisition costs, taxes and reclassification adjustment.

     In March 1998, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 98-1, "Accounting for Costs of Computer Software Developed or Obtained for Internal Use." The SOP requires the capitalization of certain costs incurred after the date of adoption to develop or obtain software for internal use. All software utilized by the Company is owned by AEFC and will be capitalized on AEFC's financial statements. As a result, the new rule did not have a material impact on the Company's results of operations or financial condition.

     In December 1997, the AICPA issued SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments," providing guidance for the timing of recognition of liabilities related to guaranty fund assessments. The Company will adopt the SOP on January 1, 1999. Adoption of the SOP will not have a material impact on the Company's results of operations or financial condition. The ultimate financial impact of the new rule will be measured based on the derivatives in place at adoption and cannot be estimated at this time.

     Reclassification

     Certain 1997 and 1996 amounts have been reclassified to conform to the 1998 presentation.

2.   Investments

     Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

     The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1998 are as follows:


                                                                       Gross            Gross
                                                    Amortized       Unrealized       Unrealized          Fair
    Held to maturity                                   Cost            Gains           Losses            Value
    ----------------                              -------------   ---- --------    --- ---------    ---  -----
    Corporate bonds and obligations                  $   59,623       $  5,104       $      --         $   64,727
                                                     ==========       ========       ==========        ==========

    Available for sale
    U.S. Government agency obligations              $     7,391      $     773       $       --       $     8,164
    Corporate bonds and obligations                     142,340          4,738            2,593           144,485
    Mortgage-backed securities                           50,338          1,045               27            51,356
                                                    -----------     -----------      ----------       -----------
                                                      $ 200,069       $  6,556          $ 2,620         $ 204,005
                                                      =========       ========          =======         =========

     The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1997 are as follows:

                                                                       Gross            Gross
                                                    Amortized       Unrealized       Unrealized          Fair
    Held to maturity                                   Cost            Gains           Losses            Value
    ----------------                              -------------   ---- --------    --- ---------    ---  -----
    Corporate bonds and obligations                  $   63,747        $ 4,410         $   35          $   68,122
                                                     ==========        =======         ======          ==========

    Available for sale

    U.S. Government agency obligations              $     7,406       $    304        $    --         $     7,710
    Corporate bonds and obligations                      91,584          3,158            325              94,417
    Mortgage-backed securities                           45,354            511             11              45,854
                                                    -----------      ---------        -------         -----------
                                                      $ 144,344        $ 3,973          $ 336           $ 147,981
                                                      =========        =======          =====           =========


     The amortized cost and fair value of investments in fixed maturities at December 31, 1998 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                         Amortized           Fair
    Held to maturity                       Cost              Value

    Due in one year or less              $     2,800       $     2,817
    Due from one to five years                34,462            37,229
    Due from five to ten years                19,177            21,020
    Due in more than ten years                 3,184             3,661
                                           ---------      ------------
                                          $   59,623        $   64,727
                                          ==========        ==========

                                           Amortized              Fair
    Available for sale                       Cost              Value

    Due in one year or less              $     2,804       $     2,844
    Due from one to five years                12,398            13,183
    Due from five to ten years                85,661            88,778
    Due in more than ten years                48,868            47,844
    Mortgage-backed securities                50,338            51,356
                                         -----------       -----------
                                           $ 200,069         $ 204,005
                                           =========         =========

     During the year ended December 31, 1998, 1997 and 1996, fixed maturities classified as held to maturity were sold with amortized cost of $1,398, $2,879 and $2,743, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' credit worthiness.

     In addition, fixed maturities available for sale were sold during 1998 with proceeds of $2,569 and gross realized gains and losses of $151 and $219, respectively. No fixed maturities available for sale were sold during 1997. Fixed maturities available for sale were sold during 1996 with proceeds of $281 and gross realized gains and losses of $nil and $71, respectively.

     At December 31, 1998, bonds carried at $7,208 were on deposit with various states as required by law.

     Securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $41.5 million which are rated by AEFC internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

           Rating                         1998              1997
    ----------------------              --------      -   ------
    Aaa/AAA                            $   56,743        $   51,759
    Aa/AA                                   6,173             3,792
    Aa/A                                    5,609             5,574
    A/A                                    26,214            30,410
    A/BBB                                  21,385            12,856
    Baa/BBB                               103,790            71,605
    Baa/BB                                  2,743             6,299
    Below investment grade                 37,035            25,796
                                      -----------       -----------
                                        $ 259,692         $ 208,091
                                        =========         =========

     At December 31, 1998, 83 percent of the securities rated Aaa/AAA are GNMA, FNMA, and FHLMC mortgage-backed securities.

     Net investment income for the years ended December 31 is summarized as follows:

                                         1998              1997       1996
                                        ------            ------      ----
    Interest on fixed maturities        $ 17,741         $ 12,893     $ 9,473
    Interest on cash equivalents             113              192         146
    Other                                     70                 1          5
                                     -----------     -------------  ---------
                                          17,924           13,086       9,624
    Less investment expenses                 468              477         179
                                     -----------      -----------   ---------
                                        $ 17,456         $ 12,609     $ 9,445
                                        ========         ========     =======

     Net realized (loss) gain on investments was $(66), $130 and $(125) for the years ended December 31, 1998, 1997 and 1996, respectively and was entirely due to sales of fixed maturities.

     Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:


                                                                     1998              1997              1996
                                                                   --------          --------      ---   ----
     Fixed maturities available for sale                               $ 299           $ 2,656          $ (1,129)


3.   Income taxes

     The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

     The income tax expense (benefit) for the years ended December 31, consists of the following:

                                       1998              1997         1996
                                    -  -------     ---   -------      ----
    Federal income taxes:
      Current                          $ 1,560          $(1,396)      $(4,520)
      Deferred                             297            1,296         3,140
                                     ---------         --------      --------
                                         1,857             (100)       (1,380)
    State income taxes - current            86               46            --
                                    ----------       ----------    ----------
    Income tax expense (benefit)       $ 1,943        $     (54)      $(1,380)
                                       =======        =========       =======

     Increases (decreases) to the federal income tax provision applicable to pretax income based on the statutory rate for the years ended December 31, are attributable to:


                                                             1998                   1997                  1996
                                                           -------              ---------            ----------
                                                 Provision   Rate      Provision   Rate     Provision    Rate
     Federal income taxes based
       on the statutory rate                     $1,891     35.0%       $(140)     35.0%   $(1,436)     35.0%
         Increases are attributable to:
             State tax, net benefit                  56      1.0%          30        (7.4)      --            --
             Other, net                              (4)     0.0%          56      (14.0)             56(1.4)
                                             ----------    -----       ------      -----      --------------
     Income tax expense (benefit)                $1,943      36.0%       $(54)      13.6%   $(1,380)    33.6%
                                                 ------      ----        ----      -----    ========    ----

     Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

    Deferred income tax assets:                  1998             1997
                                                ------           -----
    Policy reserves                              $ 3,978           $ 3,017
    Other                                            155                98
                                                --------          --------
        Total deferred income tax assets           4,133             3,115
                                                --------            ------
    Deferred income tax liabilities:
    State licenses                                    27               188
    Investments                                    1,218             1,231
    Deferred policy acquisition costs              8,596             7,101
                                                   -----             -----
       Total deferred income tax liabilities       9,841             8,520
                                                   -----             -----
       Net deferred income tax liabilities       $ 5,708            $5,405
                                                 =======            ======

     The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no valuation allowance has been established.

4.   Stockholder's equity

     Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the Arizona Department of Insurance. Statutory unassigned deficit aggregated $10,181 and $10,795 as of December 31, 1998 and 1997, respectively. Any payments in excess of $1,470 would require approval by the Insurance Department of the State of Arizona.

     Statutory net income and stockholder's equity as of December 31, are summarized as follows:

                                       1998              1997             1996
                                      --------        ----------       -------
    Statutory net income (loss)         $ 1,470         $ (4,011)      $ (7,990)
    Statutory stockholder's equity       36,862           26,262         15,351

5.   Related party transactions

     The Company entered into a reinsurance agreement to assume single premium deferred annuity contracts from IDS Life. At September 1, 1995, a $107,564 block of single premium deferred annuities was transferred from IDS Life to the Company. The accompanying balance sheet includes $90,919 and $97,070 for future policy benefits related to this agreement as of December 31, 1998 and 1997, respectively.

     The Company has no employees. Charges by IDS Life and AEFC for the use of joint facilities, marketing services and other services aggregated $4,538, $6,447 and $5,166 for 1998, 1997 and 1996, respectively. Certain of these costs are included in deferred policy acquisition costs.

6.   Lines of credit

     The Company has an available line of credit with AEFC of $10,000 at AEFC's cost of funds. The interest rate for the line of credit is AEFC's cost of funds, ranging from 20 to 45 basis points over an established index. There were no borrowings outstanding under this agreement at December 31, 1998 or 1997.

7.   Fair values of financial instruments

     The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs, are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.


                                                                        1998                          1997
                                                          ----------------------         -----------------

                                                         Carrying          Fair          Carrying         Fair
    Financial Assets                                      Amount          Value           Amount          Value
    Investments:
    Fixed maturities (Note 2):
       Held to maturity                                 $   59,623      $   64,727       $  63,747        $ 68,122
       Available for sale                                  204,005         204,005         147,981         147,981
    Cash and cash equivalents (Note 1)                       4,746           4,746              --              --
    Separate account assets (Note 1)                        15,622          15,622           8,879           8,879

    Financial Liabilities
    Future policy benefits for fixed annuities            $236,046        $225,238        $184,246        $175,950
    Separate account liabilities                            15,622          14,811           8,879           8,549


     The fair value of future policy benefits for fixed annuities is based on the status of the annuities at December 31, 1998 and 1997. The fair value of deferred annuities and separate account liabilities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1998 and 1997, respectively.

8.   Commitments and contingencies

     A number of lawsuits have been filed against life and health insurers in jurisdictions in which the Company conducts business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. The Company, along with AEFC and its insurance subsidiaries, has been named as a defendant in one of these types of actions.

     The plaintiffs purport to represent a class consisting of all persons who purchased policies or contracts from IDS Life and its subsidiaries. The complaint puts at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. IDS Life and its subsidiaries believe they have meritorious defenses to the claims raised in this lawsuit.

     The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of this lawsuit should not have a material adverse effect on the Company's financial position.


9.   Year 2000 Issue (unaudited)

     The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company. All of the systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. The Company's business is heavily dependent upon AEFC's computer systems and has significant interactions with systems of third parties.

     A comprehensive review of AEFC's computer systems and business processes, including those specific to the Company, has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's target date for substantially completing corrective measures on business critical systems was December 31, 1998. Substantial testing of these systems was targeted for completion early in 1999. AEFC is currently on track with this schedule and is also on track to finish the work on non-critical systems by June 30, 1999.

      AEFC continues to evaluate the Year 2000 readiness of advisors and other third parties whose system failures could have an impact on the Company's operations. The potential materiality of any such impact is not known at this time.

     AEFC's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans are being amended to include specific Year 2000 considerations and will continuation to be refined throughout 1999 as additional information related to potential Year 2000 exposure is gathered.

PART C.

Item 24.          Financial Statements and Exhibits

(a)  Financial Statements included in Part B of this Registration Statement:

     APL Variable Annuity Account 1
     Statements of Net Assets for year ended Dec. 31, 1998
     Statements of Operations for year ended Dec. 31, 1998
     Statements of Changes in Net Assets for years ended Dec. 31 1998 and 1997. Notes to Financial Statements.
     Report of Independent Auditors for APL Variable Annuity Account 1 dated March 12, 1999.

     American Partners Life Insurance Company:
     Balance Sheets as of Dec. 31, 1998 and 1997;
     Statements of Income for years ended Dec. 31, 1998, 1997 and 1996; and Statements of Stockholder's Equity for years ended Dec. 31, 1998, 1997 and 1996.
     Statements of Cash Flows for the years ended Dec. 31, 1998, 1997 and 1996. Notes to Financial Statements.
     Report of Independent Auditors dated February 4, 1999.

(b)  Exhibits:

1. Consent in Writing in Lieu of Meeting of Board of Directors establishing the APL Variable Annuity Account 1 dated February 9, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 33-57731 is incorporated herein by reference.

2.   Not applicable.

3.   Form of Variable Annuity  Distribution  Agreement,  filed electronically as
     Exhibit 3 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-57731 is incorporated herein by reference.

4.1 Form of Deferred Annuity Contract for nonqualified contract (form 32028), filed electronically as Exhibit 4.1 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-57731 is incorporated herein by reference.

4.2 Form of Deferred Annuity Contract for qualified contract (form 32034-IRA), filed electronically as Exhibit 4.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-57731 is incorporated herein by reference.

5.1 Form of Application for American Partners Life Variable Annuity (form 32025), filed electronically as Exhibit 5.1 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-57731 is incorporated herein by reference.

6.1 Articles of Amendment and Restatement of National Pension Life Insurance Company dated February 18, 1994, filed as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-57731 is incorporated herein by reference.

6.2  Amended and Restated  By-Laws of American  Partners Life,  filed as Exhibit
     6.2  to  Registrant's  Initial  Registration   Statement  No.  33-57731  is
     incorporated herein by reference.

7.   Not applicable.

8.1 Participation Agreement among INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and American Partners Life Insurance Company, dated Oct. 31, 1995, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-57731 is incorporated herein by reference.

8.2 Fund Participation Agreement, dated Dec. 19, 1995 by and among American Partners Life Insurance Company, TCI Portfolios, Inc. and Investors Research Corporation, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-57731 is incorporated herein by reference.

8.3 Amendment No. 1 to Fund Participation Agreement, dated April 18, 1996 by and among American Partners Life Insurance Company, TCI Portfolios, Inc. and Investors Research Corporation, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 33-57731 is incorporated herein by reference.

8.4 Fund Participation Agreement, dated Jan. 23, 1996 between JANUS ASPEN SERIES and American Partners Life Insurance Company, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-57731 is incorporated herein by reference.

8.5 Participation Agreement dated March 1, 1996 by and among American Partners Life Insurance Company and Warburg Pincus Trust and Warburg, Pincus Counsellors, Inc. and Counsellors Securities Inc., filed electronically as
     Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 33-57731 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, dated April 28, 1999, filed electronically herewith.

10.  Consent of Independent Auditors, filed electronically herewith.

11.  None.

12.  Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed as Exhibit 13 to Registrant's Initial Registration Statement No. 33-57731 is incorporated herein by reference.

14. Power of Attorney to sign Amendments to this Registration Statement dated March 12, 1997, filed electronically as Exhibit 15 to Post-Effective Amendment No. 3 to Registration Statement No. 33-57731 is incorporated herein by reference.

14.1.Power of Attorney to sign  Amendments to the  Registration  Statement dated
     April 8, 1998, filed electronically as Exhibit 15.1 to Post-Effective Amendment No. 4 to Registration Statement No. 33-57731 is incorporated herein by reference.

14.2 Power of Attorney to sign Amendments to this Registration Statement dated April 19, 1999, filed electronically herewith.


Item 25. Directors and Officers of the Depositor (American Partners Life Insurance Company)


Name                                  Principal Business Address         Positions and Offices with
                                                                         Depositor
------------------------------------- ---------------------------------- ------------------------------------
Lorraine R. Hart                      IDS Tower 10                       Director and Vice President,
                                      Minneapolis, MN  55440             Investments

Jay C. Hatlestad                      IDS Tower 10                       Controller
                                      Minneapolis, MN  55440

Jeffrey S. Horton                     IDS Tower 10                       Vice President and Treasurer
                                      Minneapolis, MN  55440

Richard W. Kling                      IDS Tower 10                       Director and Chairman of the Board
                                      Minneapolis, MN  55440

Bruce A. Kohn                         IDS Tower 10                       Vice President, Group Counsel and
                                      Minneapolis, MN  55440             Assistant Secretary

Paula R. Meyer                        IDS Tower 10                       Director and President
                                      Minneapolis, MN  55440

Mary Ellyn Minenko                    IDS Tower 10                       Vice President, Group Counsel and
                                      Minneapolis, MN  55440             Assistant Secretary

Stuart A. Sedlacek                    IDS Tower 10                       Director and Vice President
                                      Minneapolis, MN  55440

F. Dale Simmons                       IDS Tower 10                       Vice President, Real Estate Loan
                                      Minneapolis, MN  55440             Management

William A. Stoltzmann                 IDS Tower 10                       Director, Vice President, General
                                      Minneapolis, MN  55440             Counsel and Secretary



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                  American  Partners Life  Insurance  Company is a  wholly-owned
                  subsidiary   of  IDS  Life   Insurance   Company  which  is  a
                  wholly-owned   subsidiary   of  American   Express   Financial
                  Corporation.  American  Express  Financial  Corporation  is  a
                  wholly-owned  subsidiary of American Express Company (American
                  Express).

                  The following list includes the names of major subsidiaries of
American Express.
                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of Mississippi Ltd.                                           Mississippi
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina
     IDS Insurance Agency of Ohio Inc.                                                  Ohio




     IDS Insurance Agency of Texas Inc.                                                 Texas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     Investors Syndicate Development Corp.                                              Nevada
     Public Employee Payment Company                                                    Minnesota


Item 27. Number of Contractowners

         As of March 31, 1999, there were 47 contract owners of qualified Privileged Assets(R) Select Annuity contracts. There were 847 owners of non-qualified contracts.

Item 28. Indemnification

         The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriters.

(a) American Express Service Corporation acts as principal underwriter for the following investment companies:

         Strategist Income Fund, Inc.;  Strategist Growth Fund, Inc.; Strategist
         Growth and Income Fund, Inc.;  Strategist World Fund, Inc.;  Strategist
         Tax-Free  Income  Fund,  Inc.,  APL  Variable  Annuity  Account  1, ACL
         Variable Annuity Account 1 and IDS Certificate Company.

(b) As to each director, officer or partner of the principal underwriter:


Name and Principal Business Address        Position and Offices with Underwriter   Offices with Registrant
------------------------------------------ --------------------------------------- ---------------------------
Ward D. Armstrong                          Vice President                          None
IDS Tower 10
Minneapolis, MN  55440

John C. Boeder                             Vice President                          None
IDS Tower 10
Minneapolis, MN  55440

Cynthia M. Carlson                         Vice President                          None
IDS Tower 10
Minneapolis, MN  55440

John R. Cattau                             Vice President                          None
American Express Tower
World Financial Center
New York, NY  10285

Colleen Curran                             Vice President and Chief Legal Counsel  None
IDS Tower 10
Minneapolis, MN  55440

David R. Hubers                            Director and President                  None
IDS Tower 10
Minneapolis, MN  55440

James A. Jacobs                            Vice President                          None
IDS Tower 10
Minneapolis, MN  55440

Nancy E. Jones                             Vice President                          None
IDS Tower 10
Minneapolis, MN  55440

Verna J. Kaufman                           Vice President                          None
IDS Tower 10
Minneapolis, MN  55440

Richard W. Kling                           Vice President                          None
IDS Tower 10
Minneapolis, MN  55440



Timothy S. Meehan                          Secretary                               None
IDS Tower 10
Minneapolis, MN  55440

James A. Mitchell                          Director and Senior Vice President      Board member and President
IDS Tower 10
Minneapolis, MN  55440

Julia K. Morton                            Vice President and Chief Financial      None
IDS Tower 10                               Officer
Minneapolis, MN  55440

Ann M. Richter                             Vice President and Chief Compliance     None
IDS Tower 10                               Officer
Minneapolis, MN  55440

Item 29(c).

                        Net Underwriting
Name of Principal       Discounts and         Compensation         Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation
----------------------- --------------------- -------------------- --------------------- --------------------
American Express        None                  None                 None                  None
Service Corporation

Item 30. Location of Accounts and Records

                  American Partners Life Insurance Company
                  80 South Eighth Street
                  Minneapolis, MN

Item 31. Management Services

                  Not Applicable

Item 32. Undertakings

                  (a) (b) & (c)     These undertakings were filed with the
                                    Registrant's Pre-Effective
                                    Amendment No. 1, File No. 33-57731.

                  (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Partners Life Insurance Company, on behalf of the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 28th day of April, 1999.

                                    APL VARIABLE ANNUITY ACCOUNT 1
                                            (Registrant)

                                    By American Partners Life Insurance Company
                                            (Sponsor)

                                    By /s/  Paula R. Meyer+
                                            Paula R. Meyer
                                            President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 1999.

Signature                           Title

/s/  Lorraine R. Hart*              Director and Vice
     Lorraine R. Hart               President-Investments

/s/  Jay C. Hattlestad*             Controller
     Jay C. Hattlestad

/s/  Richard W. Kling*              Director and Chairman of
     Richard W. Kling               the Board

/s/  Paula R. Meyer+                Director and President
     Paula R. Meyer

/s/  Stuart A. Sedlacek*            Director and Vice President
     Stuart A. Sedlacek

/s/  William A. Stoltzmann*         Director, Vice President
     William A. Stoltzmann          General Counsel and Secretary

/s/  Jeffrey S. Horton**            Vice President and Treasurer
     Jeffrey S. Horton

+Signed pursuant to Power of Attorney dated April 19, 1999, filed electronically herewith.

*Signed  pursuant to Power of Attorney,  filed  electronically  as Exhibit 15 to
Post-Effective   Amendment  No.  3  to  Registration   Statement  No.  33-57731,
incorporated herein by reference.

**Signed  pursuant to Power of Attorney filed  electronically as Exhibit 15.1 to
Post-Effective   Amendment  No.  4  to  Registration   Statement  No.  33-57731,
incorporated herein by reference.



------------------------------
Mary Ellyn Minenko

                 CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 5
                     TO REGISTRATION STATEMENT NO. 33-57731

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements.

Part C.

         Other Information.

         The signatures.

Exhibits.